Schedule of Investments
BOND INDEX FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.8%
Auto Floor Plan – 0.0%
Ally Master Owner Trust, Series 2018-1, Class A2
2.70%, 1/17/23	$100	$101
Ally Master Owner Trust, Series 2018-2, Class A
3.29%, 5/15/23	150	153
Ford Credit Floorplan Master Owner Trust, Series 2018-1, Class A1
2.95%, 5/15/23	50	50
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A
3.17%, 3/15/25	50	51
Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1
3.52%, 10/15/23	200	205
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	109
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A
2.84%, 3/15/24	200	203
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A
3.06%, 4/15/26	150	155
		1,027
Automobile – 0.2%
Ally Auto Receivables Trust, Series 2018-3, Class A4
3.12%, 7/17/23	100	102
Ally Auto Receivables Trust, Series 2019-4, Class A3
1.84%, 6/17/24	100	100
Ally Auto Receivables Trust, Series 2019-4, Class A4
1.92%, 1/15/25	100	100
Americredit Automobile Receivables Trust, Series 2016-4, Class D
2.74%, 12/8/22	60	60
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C
2.97%, 3/20/23	125	126
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D
3.42%, 4/18/23	100	102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Automobile – 0.2%continued
Americredit Automobile Receivables Trust, Series 2018-1, Class B
3.26%, 1/18/24	$100	$102
Americredit Automobile Receivables Trust, Series 2018-3, Class B
3.58%, 10/18/24	100	103
Americredit Automobile Receivables Trust, Series 2018-3, Class C
3.74%, 10/18/24	100	104
CarMax Auto Owner Trust, Series 2017-4, Class A4
2.33%, 5/15/23	100	100
CarMax Auto Owner Trust, Series 2018-4, Class A3
3.36%, 9/15/23	200	204
CarMax Auto Owner Trust, Series 2019-2, Class A3
2.68%, 3/15/24	200	203
CarMax Auto Owner Trust, Series 2019-2, Class A4
2.77%, 12/16/24	200	204
CarMax Auto Owner Trust, Series 2019-3, Class A3
2.18%, 8/15/24	100	100
CarMax Auto Owner Trust, Series 2019-3, Class A4
2.30%, 4/15/25	100	100
Fifth Third Auto Trust, Series 2019-1, Class A3
2.64%, 12/15/23	100	101
Ford Credit Auto Lease Trust, Series 2019-A, Class A3
2.90%, 5/15/22	100	101
Ford Credit Auto Lease Trust, Series 2019-B, Class A3
2.22%, 10/15/22	100	100
Ford Credit Auto Lease Trust, Series 2019-B, Class A4
2.27%, 11/15/22	100	101
Ford Credit Auto Owner Trust, Series 2017-C, Class B
2.35%, 4/15/23	100	101
Ford Credit Auto Owner Trust, Series 2017-C, Class C
2.50%, 5/15/24	100	101

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Automobile – 0.2%continued
Ford Credit Auto Owner Trust, Series 2019-A, Class A3
2.78%, 9/15/23	$125	$127
GM Financial Automobile Leasing Trust, Series 2018-3, Class C
3.70%, 7/20/22	100	101
GM Financial Automobile Leasing Trust, Series 2019-1, Class A3
2.98%, 12/20/21	100	101
GM Financial Automobile Leasing Trust, Series 2019-4, Class A3
1.75%, 7/16/24	100	99
GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3
2.97%, 11/16/23	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A3
2.65%, 2/16/24	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A4
2.71%, 8/16/24	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3
2.18%, 4/16/24	100	100
Honda Auto Receivables Owner Trust, Series 2017-3, Class A4
1.98%, 11/20/23	100	100
Honda Auto Receivables Owner Trust, Series 2018-4, Class A4
3.30%, 7/15/25	100	103
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3
2.83%, 3/20/23	150	152
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3
2.52%, 6/21/23	200	202
Honda Auto Receivables Owner Trust, Series 2019-3, Class A4
1.85%, 8/15/25	100	100
Hyundai Auto Receivables Trust, Series 2017-B, Class A4
1.96%, 2/15/23	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Automobile – 0.2%continued
Hyundai Auto Receivables Trust, Series 2018-B, Class A3
3.20%, 12/15/22	$150	$152
Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A3
2.00%, 10/17/22	100	100
Mercedes-Benz Auto Receivables Trust, Series 2019-1, Class A3
1.94%, 3/15/24	100	100
Nissan Auto Lease Trust, Series 2019-A, Class A3
2.76%, 3/15/22	200	202
Nissan Auto Lease Trust, Series 2019-B, Class A3
2.27%, 7/15/22	150	151
Nissan Auto Lease Trust, Series 2019-B, Class A4
2.29%, 4/15/25	100	100
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4
1.95%, 10/16/23	100	100
Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3
3.22%, 6/15/23	200	204
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A3
2.50%, 11/15/23	100	101
Nissan Auto Receivables Owner Trust, Series 2019-C, Class A4
1.95%, 5/15/26	100	100
Santander Drive Auto Receivables Trust, Series 2018-3, Class D
4.07%, 8/15/24	50	51
Santander Drive Auto Receivables Trust, Series 2019-1, Class C
3.42%, 4/15/25	50	51
Santander Drive Auto Receivables Trust, Series 2019-1, Class D
3.65%, 4/15/25	50	51
Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4
2.12%, 2/15/23	100	100
Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3
3.18%, 3/15/23	200	203

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Automobile – 0.2%continued
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3
2.57%, 8/15/23	$100	$101
Toyota Auto Receivables Owner Trust, Series 2019-D, Class A4
1.99%, 2/18/25	100	100
USAA Auto Owner Trust, Series 2019-1, Class A4
2.14%, 11/15/24	50	50
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3
3.02%, 11/21/22	100	101
World Omni Auto Receivables Trust, Series 2018-B, Class A3
2.87%, 7/17/23	100	101
World Omni Auto Receivables Trust, Series 2018-D, Class A3
3.33%, 4/15/24	100	102
World Omni Auto Receivables Trust, Series 2019-C, Class A3
1.96%, 12/16/24	100	100
World Omni Auto Receivables Trust, Series 2019-C, Class A4
2.03%, 12/15/25	100	100
World Omni Automobile Lease Securitization Trust, Series 2018-B, Class A3
3.19%, 12/15/21	100	101
World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A3
2.03%, 11/15/22	100	100
		6,725
Commercial Mortgage-Backed Securities – 1.3%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	311
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	265
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	267
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	108
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities – 1.3%continued
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	$200	$221
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	336
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	112
BANK, Series 2018-BN14, Class A2
4.13%, 9/15/60	100	106
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	224
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	341
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	211
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	313
BANK, Series 2019-BN20, Class A3
3.01%, 9/15/61	250	258
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	214
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5
2.92%, 8/15/52	100	102
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	169
BENCHMARK Mortgage Trust, Series 2018-B1, Class A2
3.57%, 1/15/51	250	258
BENCHMARK Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	164
BENCHMARK Mortgage Trust, Series 2018-B3, Class A2
3.85%, 4/10/51	500	521
BENCHMARK Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	110
BENCHMARK Mortgage Trust, Series 2018-B4, Class A2
3.98%, 7/15/51	100	105
BENCHMARK Mortgage Trust, Series 2018-B5, Class A2
4.08%, 7/15/51	100	106

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities – 1.3%continued
BENCHMARK Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	$400	$447
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	400	425
BENCHMARK Mortgage Trust, Series 2018-B7, Class A2
4.38%, 5/15/53	300	321
BENCHMARK Mortgage Trust, Series 2018-B7, Class A4
4.51%, 5/15/53	300	343
BENCHMARK Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	112
BENCHMARK Mortgage Trust, Series 2019-B12, Class A5
3.12%, 8/15/52	125	130
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A2
3.31%, 11/15/50	250	257
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	266
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	265
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	212
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	225
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	153
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	321
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	260
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	265
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4
3.02%, 9/10/45	$382	$390
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46	350	374
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	107
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	105
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	207
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	213
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	261
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	156
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	319
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	262
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	262
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	265
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	110
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	224
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	227

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Commercial Mortgage Trust, Series 2012-CR2, Class A4
3.15%, 8/15/45	$335	$342
Commercial Mortgage Trust, Series 2013-CR10, Class A4
4.21%, 8/10/46	100	106
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	317
Commercial Mortgage Trust, Series 2013-CR9, Class A4
4.22%, 7/10/45(1) (2)	200	212
Commercial Mortgage Trust, Series 2013-LC6, Class A4
2.94%, 1/10/46	150	153
Commercial Mortgage Trust, Series 2014-CR14, Class A3
3.96%, 2/10/47	420	445
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	318
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	527
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	264
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	532
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	208
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	518
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	213
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	223
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	236
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities – 1.3%continued
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	$500	$529
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	103
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	210
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	337
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	110
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	263
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
2.94%, 2/10/46	100	102
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3
2.77%, 11/10/45	173	175
GS Mortgage Securities Trust, Series 2013-GC12, Class A4
3.14%, 6/10/46	100	102
GS Mortgage Securities Trust, Series 2013-GC13, Class A5
4.05%, 7/10/46(1) (2)	200	212
GS Mortgage Securities Trust, Series 2013-GC14, Class A5
4.24%, 8/10/46	150	160
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	106
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	320
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	264
GS Mortgage Securities Trust, Series 2015-GC30, Class A4
3.38%, 5/10/50	200	209

NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities – 1.3%continued
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	$100	$103
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	204
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	265
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	211
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	164
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	156
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	51
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4
3.99%, 1/15/46	89	93
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	533
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.81%, 7/15/47	500	530
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	211
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5
3.67%, 11/15/47	150	159
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	214
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities – 1.3%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	$100	$104
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	156
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	204
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	102
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	321
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	211
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	350	376
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	106
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-C8, Class A2
4.03%, 6/15/51	500	525
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	211
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.15%, 8/15/46(1) (2)	200	212

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	$200	$205
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	200	213
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	105
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	261
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	250	255
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	167
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	112
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	226
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	261
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	214
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	265
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	265
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	185
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities – 1.3%continued
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	$100	$107
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	161
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	225
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	168
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	226
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	114
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	164
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	111
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4
3.24%, 4/10/46	250	257
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3
2.92%, 10/15/45	144	146
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4
4.22%, 7/15/46	100	106
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	104
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	266
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	207
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	320

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	$300	$320
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	212
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	263
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	103
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	259
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	205
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	154
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	264
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	107
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	107
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	165
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5
4.21%, 5/15/51	155	173
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	112
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	217
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%, 11/15/44	150	153
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities – 1.3%continued
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS
3.56%, 3/15/48	$50	$52
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB
2.84%, 3/15/48	309	312
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	511
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	155
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5
4.42%, 9/15/46	250	268
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	264
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.05%, 3/15/47	100	106
		35,442
Credit Card – 0.3%
American Express Credit Account Master Trust, Series 2017-7, Class A
2.35%, 5/15/25	100	101
American Express Credit Account Master Trust, Series 2018-2, Class A
3.01%, 10/15/25	150	155
American Express Credit Account Master Trust, Series 2018-4, Class A
2.99%, 12/15/23	250	254
American Express Credit Account Master Trust, Series 2018-6, Class A
3.06%, 2/15/24	200	204
American Express Credit Account Master Trust, Series 2019-1, Class A
2.87%, 10/15/24	250	255
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	250	252
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	250	254

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Credit Card – 0.3%continued
BA Credit Card Trust, Series 2018-A3, Class A3
3.10%, 12/15/23	$200	$204
BA Credit Card Trust, Series 2019-A1, Class A1
1.74%, 1/15/25	200	199
Barclays Dryrock Issuance Trust, Series 2019-1, Class A
1.96%, 5/15/25	100	100
Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5
1.66%, 6/17/24	100	100
Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3
2.43%, 1/15/25	200	203
Capital One Multi-Asset Execution Trust, Series 2017-A6, Class A6
2.29%, 7/15/25	200	202
Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1
3.01%, 2/15/24	200	203
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	250	255
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2
1.72%, 8/15/24	200	199
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	200	196
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/15/24	200	201
Chase Issuance Trust, Series 2014-A2, Class A2
2.77%, 3/15/23	150	152
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	202
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1
2.88%, 1/23/23	300	303
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5
2.68%, 6/7/23	150	152
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Credit Card – 0.3%continued
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2
2.19%, 11/20/23	$100	$101
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1
2.49%, 1/20/23	325	327
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3
3.29%, 5/23/25	100	104
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6
3.21%, 12/7/24	150	156
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	200	222
Discover Card Execution Note Trust, Series 2017-A2, Class A2
2.39%, 7/15/24	150	151
Discover Card Execution Note Trust, Series 2018-A1, Class A1
3.03%, 8/15/25	200	206
Discover Card Execution Note Trust, Series 2018-A4, Class A4
3.11%, 1/16/24	200	204
Discover Card Execution Note Trust, Series 2019-A1, Class A1
3.04%, 7/15/24	200	205
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	200	204
Synchrony Card Funding LLC, Series 2019-A2, Class A
2.34%, 6/15/25	200	202
Synchrony Card Issuance Trust, Series 2018-A1, Class A
3.38%, 9/15/24	200	204
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A
2.21%, 5/15/24	100	100
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A
2.62%, 10/15/25	100	102
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A
2.97%, 3/15/24	100	101

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Credit Card – 0.3%continued
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A
3.47%, 5/15/26	$100	$104
World Financial Network Credit Card Master Trust, Series 2016-A, Class A
2.03%, 4/15/25	100	100
World Financial Network Credit Card Master Trust, Series 2018-A, Class A
3.07%, 12/16/24	100	101
World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.14%, 12/15/25	125	128
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	100	100
		7,468
Other – 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3
2.85%, 3/1/26	100	102
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	71	72
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	150	154
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	71	73
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	109
		510
Total Asset-Backed Securities
(Cost $49,623)		51,172

CORPORATE BONDS – 21.7%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.20%, 4/15/24	150	161
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Advertising & Marketing – 0.0%continued
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.63%, 5/1/22	$156	$162
3.60%, 4/15/26	340	358
		681
Aerospace & Defense – 0.5%
Boeing (The) Co.,
7.95%, 8/15/24	1,400	1,732
2.85%, 10/30/24	110	113
2.25%, 6/15/26	250	247
6.13%, 2/15/33	135	176
3.30%, 3/1/35	55	55
6.63%, 2/15/38	100	141
5.88%, 2/15/40	75	100
3.50%, 3/1/45	500	496
General Dynamics Corp.,
2.25%, 11/15/22	500	505
2.13%, 8/15/26	350	347
3.60%, 11/15/42	155	175
L3Harris Technologies, Inc.,
4.95%, 2/15/21 (3)	40	41
4.40%, 6/15/28	449	501
Lockheed Martin Corp.,
3.55%, 1/15/26	600	644
3.60%, 3/1/35	135	148
4.07%, 12/15/42	868	991
4.09%, 9/15/52	250	293
Northrop Grumman Corp.,
3.25%, 1/15/28	1,000	1,044
5.05%, 11/15/40	250	304
4.75%, 6/1/43	250	302
4.03%, 10/15/47	60	67
Precision Castparts Corp.,
2.50%, 1/15/23	500	509
3.90%, 1/15/43	100	108
4.38%, 6/15/45	350	405
Raytheon Co.,
4.70%, 12/15/41	100	124
Rockwell Collins, Inc.,
3.50%, 3/15/27	500	531
United Technologies Corp.,
4.13%, 11/16/28	750	844
7.50%, 9/15/29	100	141

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Aerospace & Defense – 0.5%continued
6.05%, 6/1/36	$600	$817
6.13%, 7/15/38	175	243
5.70%, 4/15/40	500	673
4.50%, 6/1/42	450	540
3.75%, 11/1/46	750	817
		14,174
Airlines – 0.0%
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	201	212
Apparel & Textile Products – 0.0%
NIKE, Inc.,
2.38%, 11/1/26	250	254
3.63%, 5/1/43	75	81
3.38%, 11/1/46	500	529
VF Corp.,
3.50%, 9/1/21	150	153
6.45%, 11/1/37	30	42
		1,059
Auto Parts Manufacturing – 0.0%
Aptiv Corp.,
4.15%, 3/15/24	300	318
BorgWarner, Inc.,
4.38%, 3/15/45	170	177
		495
Automobiles Manufacturing – 0.5%
American Honda Finance Corp.,
2.65%, 2/12/21	250	252
1.65%, 7/12/21	400	399
1.70%, 9/9/21	500	499
2.60%, 11/16/22	125	128
3.63%, 10/10/23	500	528
Daimler Finance North America LLC,
8.50%, 1/18/31	175	260
Ford Motor Co.,
7.45%, 7/16/31	150	178
4.75%, 1/15/43	500	444
Ford Motor Credit Co. LLC,
3.34%, 3/18/21	500	504
3.22%, 1/9/22	200	202
4.25%, 9/20/22	1,300	1,345
3.35%, 11/1/22	470	475
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Automobiles Manufacturing – 0.5%continued
3.81%, 1/9/24	$500	$508
4.39%, 1/8/26	1,200	1,220
General Motors Co.,
5.00%, 4/1/35	500	517
6.25%, 10/2/43	550	618
6.75%, 4/1/46	145	170
5.40%, 4/1/48	267	277
General Motors Financial Co., Inc.,
4.20%, 3/1/21	1,315	1,343
3.20%, 7/6/21	485	492
3.45%, 4/10/22	50	51
3.70%, 5/9/23	1,050	1,083
4.00%, 10/6/26	750	786
4.35%, 1/17/27	165	173
Harley-Davidson, Inc.,
4.63%, 7/28/45	670	695
Toyota Motor Credit Corp.,
1.90%, 4/8/21	300	300
2.70%, 1/11/23	625	638
2.25%, 10/18/23	545	550
		14,635
Banks – 1.1%
Bank of America N.A.,
6.00%, 10/15/36	250	342
Citibank N.A.,
3.40%, 7/23/21	250	255
Citizens Bank N.A.,
2.55%, 5/13/21	250	252
Citizens Financial Group, Inc.,
4.30%, 12/3/25	250	269
Discover Bank,
3.20%, 8/9/21	250	254
Fifth Third Bancorp,
3.50%, 3/15/22	200	206
3.65%, 1/25/24	350	369
8.25%, 3/1/38	275	420
Fifth Third Bank,
2.25%, 6/14/21	200	201
2.88%, 10/1/21	250	254
HSBC Bank USA N.A.,
7.00%, 1/15/39	350	511
HSBC USA, Inc.,
3.50%, 6/23/24	1,000	1,056

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Banks – 1.1%continued
Huntington Bancshares, Inc.,
3.15%, 3/14/21	$500	$506
Huntington National Bank (The),
3.55%, 10/6/23	1,000	1,049
KeyBank N.A.,
3.30%, 6/1/25	250	264
KeyCorp,
5.10%, 3/24/21	25	26
M&T Bank Corp.,
3.55%, 7/26/23	100	105
MUFG Americas Holdings Corp.,
3.50%, 6/18/22	150	155
PNC Bank N.A.,
2.63%, 2/17/22	750	761
2.70%, 11/1/22	750	764
2.95%, 1/30/23	500	512
3.80%, 7/25/23	1,000	1,051
PNC Financial Services Group (The), Inc.,
3.30%, 3/8/22	150	154
2.85%, 11/9/22	100	102
3.15%, 5/19/27	1,000	1,049
Regions Financial Corp.,
2.75%, 8/14/22	250	255
Synchrony Bank,
3.00%, 6/15/22	250	255
Truist Bank,
2.85%, 4/1/21	650	657
3.00%, 2/2/23	1,361	1,396
2.75%, 5/1/23	350	356
3.63%, 9/16/25	250	266
4.05%, 11/3/25	600	659
3.80%, 10/30/26	250	268
Truist Financial Corp.,
2.75%, 4/1/22	150	153
2.85%, 10/26/24	1,000	1,033
US Bancorp,
4.13%, 5/24/21	125	129
2.63%, 1/24/22	115	117
3.00%, 3/15/22	75	77
2.95%, 7/15/22	1,700	1,740
3.60%, 9/11/24	350	372
2.38%, 7/22/26	1,000	1,003
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Banks – 1.1%continued
US Bank N.A.,
2.80%, 1/27/25	$250	$259
Wells Fargo & Co.,
3.00%, 1/22/21	100	101
4.60%, 4/1/21	500	516
2.10%, 7/26/21	250	250
3.50%, 3/8/22	1,500	1,549
3.45%, 2/13/23	125	130
4.13%, 8/15/23	200	212
3.30%, 9/9/24	1,095	1,148
3.00%, 2/19/25	655	676
3.00%, 4/22/26	1,365	1,404
3.00%, 10/23/26	600	615
4.30%, 7/22/27	110	121
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (4)	585	622
5.38%, 2/7/35	425	545
3.90%, 5/1/45	950	1,078
4.40%, 6/14/46	850	970
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	331
6.60%, 1/15/38	300	434
Wells Fargo Capital X,
5.95%, 12/15/36	100	122
		30,706
Biotechnology – 0.3%
Amgen, Inc.,
4.10%, 6/15/21	165	170
1.85%, 8/19/21	150	150
3.88%, 11/15/21	250	258
2.70%, 5/1/22	1,000	1,014
3.20%, 11/2/27	250	263
6.40%, 2/1/39	200	270
5.75%, 3/15/40	935	1,174
5.15%, 11/15/41	250	303
5.65%, 6/15/42	100	127
4.40%, 5/1/45	250	280
Baxalta, Inc.,
4.00%, 6/23/25	225	242
5.25%, 6/23/45	187	242
Biogen, Inc.,
4.05%, 9/15/25	95	103
5.20%, 9/15/45	100	121

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Biotechnology – 0.3%continued
Gilead Sciences, Inc.,
4.50%, 4/1/21	$200	$205
3.25%, 9/1/22	145	150
3.50%, 2/1/25	250	265
4.60%, 9/1/35	1,000	1,194
5.65%, 12/1/41	330	434
4.80%, 4/1/44	245	294
		7,259
Cable & Satellite – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	625	688
3.75%, 2/15/28	1,790	1,857
4.20%, 3/15/28	740	789
5.05%, 3/30/29	305	346
4.80%, 3/1/50	500	527
Comcast Corp.,
3.38%, 2/15/25	145	153
2.35%, 1/15/27	570	570
3.30%, 2/1/27	1,335	1,414
7.05%, 3/15/33	140	201
5.65%, 6/15/35	1,005	1,323
4.00%, 11/1/49	30	33
4.05%, 11/1/52	1,169	1,310
4.95%, 10/15/58	930	1,212
TCI Communications, Inc.,
7.88%, 2/15/26	755	983
Time Warner Cable LLC,
6.55%, 5/1/37	68	83
7.30%, 7/1/38	705	920
6.75%, 6/15/39	130	164
5.50%, 9/1/41	75	84
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	365
		13,022
Chemicals – 0.4%
3M Co.,
2.75%, 3/1/22	111	113
3.25%, 2/14/24	456	477
3.38%, 3/1/29	500	534
Air Products & Chemicals, Inc.,
3.00%, 11/3/21	300	306
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Chemicals – 0.4%continued
2.75%, 2/3/23	$250	$255
Airgas, Inc.,
2.90%, 11/15/22	150	153
3.65%, 7/15/24	70	74
Dow Chemical (The) Co.,
3.00%, 11/15/22	100	102
7.38%, 11/1/29	100	133
4.25%, 10/1/34	670	733
9.40%, 5/15/39	300	491
5.25%, 11/15/41	400	466
DuPont de Nemours, Inc.,
4.73%, 11/15/28	580	659
5.32%, 11/15/38	208	248
Eastman Chemical Co.,
4.80%, 9/1/42	200	217
4.65%, 10/15/44	100	108
Ecolab, Inc.,
4.35%, 12/8/21	204	214
3.25%, 1/14/23	65	67
2.70%, 11/1/26	70	72
5.50%, 12/8/41	455	599
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	76
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	70
Mosaic (The) Co.,
3.25%, 11/15/22	36	37
5.45%, 11/15/33	250	284
4.88%, 11/15/41	100	105
PPG Industries, Inc.,
3.20%, 3/15/23	500	516
Praxair, Inc.,
4.05%, 3/15/21	100	103
2.45%, 2/15/22	422	427
2.20%, 8/15/22	150	152
2.70%, 2/21/23	250	255
RPM International, Inc.,
3.75%, 3/15/27	100	104
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	1,000	1,058
4.55%, 8/1/45	30	34

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Chemicals – 0.4%continued
Westlake Chemical Corp.,
3.60%, 7/15/22	$65	$67
3.60%, 8/15/26	950	985
		10,294
Commercial Finance – 0.1%
Air Lease Corp.,
3.50%, 1/15/22	214	220
2.75%, 1/15/23	125	127
3.00%, 9/15/23	245	251
4.25%, 9/15/24	485	520
3.25%, 3/1/25	400	412
GATX Corp.,
3.50%, 3/15/28	500	515
5.20%, 3/15/44	35	40
International Lease Finance Corp.,
5.88%, 8/15/22	250	272
		2,357
Communications Equipment – 0.5%
Apple, Inc.,
2.10%, 9/12/22	665	672
2.40%, 5/3/23	5	5
3.00%, 2/9/24	1,320	1,371
2.85%, 5/11/24	1,570	1,624
2.75%, 1/13/25	1,265	1,307
2.50%, 2/9/25	55	56
2.45%, 8/4/26	225	228
3.35%, 2/9/27	370	394
3.20%, 5/11/27	540	570
2.90%, 9/12/27	1,625	1,692
3.00%, 11/13/27	1,000	1,049
3.85%, 5/4/43	230	258
4.45%, 5/6/44	75	91
3.45%, 2/9/45	55	58
4.38%, 5/13/45	195	237
3.75%, 9/12/47	150	167
3.75%, 11/13/47	25	28
Cisco Systems, Inc.,
1.85%, 9/20/21	1,190	1,191
2.20%, 9/20/23	750	759
2.95%, 2/28/26	375	391
5.90%, 2/15/39	690	967
Corning, Inc.,
5.75%, 8/15/40	170	212
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Communications Equipment – 0.5%continued
Juniper Networks, Inc.,
5.95%, 3/15/41	$100	$114
		13,441
Construction Materials Manufacturing – 0.0%
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	512
Owens Corning,
3.40%, 8/15/26	400	407
		919
Consumer Finance – 0.6%
American Express Co.,
2.50%, 8/1/22	325	329
2.65%, 12/2/22	632	644
3.70%, 8/3/23	500	526
3.00%, 10/30/24	220	227
3.63%, 12/5/24	1,125	1,189
3.13%, 5/20/26	500	520
American Express Credit Corp.,
2.25%, 5/5/21	1,180	1,186
Capital One Financial Corp.,
4.75%, 7/15/21	131	136
3.20%, 1/30/23	400	411
3.75%, 4/24/24	1,000	1,053
3.30%, 10/30/24	1,050	1,093
4.20%, 10/29/25	500	540
3.75%, 3/9/27	250	267
Discover Financial Services,
4.50%, 1/30/26	500	547
4.10%, 2/9/27	200	215
Fiserv, Inc.,
3.85%, 6/1/25	45	48
3.50%, 7/1/29	1,500	1,577
4.40%, 7/1/49	500	568
Mastercard, Inc.,
2.00%, 11/21/21	130	131
3.80%, 11/21/46	500	563
Synchrony Financial,
4.25%, 8/15/24	570	608
4.50%, 7/23/25	635	685
Visa, Inc.,
3.15%, 12/14/25	1,250	1,322
4.15%, 12/14/35	1,000	1,180
3.65%, 9/15/47	125	140

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Consumer Finance – 0.6%continued
Western Union (The) Co.,
6.20%, 6/21/40	$120	$133
		15,838
Consumer Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	109
Clorox (The) Co.,
3.05%, 9/15/22	250	256
Colgate-Palmolive Co.,
2.25%, 11/15/22	1,150	1,166
1.95%, 2/1/23	250	251
2.10%, 5/1/23	250	252
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	51
6.00%, 5/15/37	100	137
4.38%, 6/15/45	150	177
4.15%, 3/15/47	70	82
Kimberly-Clark Corp.,
2.40%, 3/1/22	50	51
6.63%, 8/1/37	350	515
3.70%, 6/1/43	100	106
3.20%, 7/30/46	125	126
Procter & Gamble (The) Co.,
1.85%, 2/2/21	190	190
2.30%, 2/6/22	215	218
3.10%, 8/15/23	250	261
3.50%, 10/25/47	355	401
Unilever Capital Corp.,
4.25%, 2/10/21	250	257
2.00%, 7/28/26	1,000	991
5.90%, 11/15/32	125	170
		5,767
Consumer Services – 0.0%
Cintas Corp. No. 2,
2.90%, 4/1/22	85	87
Containers & Packaging – 0.1%
International Paper Co.,
3.65%, 6/15/24	250	263
3.00%, 2/15/27	1,000	1,031
7.30%, 11/15/39	45	62
6.00%, 11/15/41	480	599
5.15%, 5/15/46	250	288
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Containers & Packaging – 0.1%continued
Packaging Corp. of America,
4.50%, 11/1/23	$100	$107
3.65%, 9/15/24	250	263
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	184
WestRock MWV LLC,
7.95%, 2/15/31	100	138
WRKCo, Inc.,
4.90%, 3/15/29	350	398
		3,359
Department Stores – 0.0%
Kohl's Corp.,
3.25%, 2/1/23	100	101
4.75%, 12/15/23	69	74
Macy's Retail Holdings, Inc.,
3.88%, 1/15/22	17	17
2.88%, 2/15/23	86	86
4.50%, 12/15/34	12	11
5.13%, 1/15/42	40	37
Nordstrom, Inc.,
4.00%, 10/15/21	150	154
7.00%, 1/15/38	26	31
		511
Design, Manufacturing & Distribution – 0.0%
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	256
Diversified Banks – 1.5%
Bank of America Corp.,
5.00%, 5/13/21	400	417
5.70%, 1/24/22	1,000	1,073
4.10%, 7/24/23	100	107
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23 (4)	1,379	1,411
4.13%, 1/22/24	100	108
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 3/5/24 (4)	250	259
4.00%, 4/1/24	165	177
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 7/23/24 (4)	1,000	1,052
4.20%, 8/26/24	280	301
4.00%, 1/22/25	1,595	1,701
3.95%, 4/21/25	1,375	1,468

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Diversified Banks – 1.5%continued
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/1/25 (4)	$750	$774
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (4)	1,000	1,046
4.45%, 3/3/26	500	549
4.25%, 10/22/26	100	109
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (4)	1,200	1,260
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 7/23/29 (4)	1,000	1,112
6.11%, 1/29/37	150	203
7.75%, 5/14/38	275	434
5.88%, 2/7/42	250	355
5.00%, 1/21/44	715	933
(Variable, ICE LIBOR USD 3M + 1.99%), 4.44%, 1/20/48 (4)	500	610
Citigroup, Inc.,
4.50%, 1/14/22	735	771
4.05%, 7/30/22	90	94
3.38%, 3/1/23	150	156
3.88%, 10/25/23	200	212
3.75%, 6/16/24	909	966
3.88%, 3/26/25	1,730	1,830
5.50%, 9/13/25	350	400
4.60%, 3/9/26	205	226
3.20%, 10/21/26	505	524
4.30%, 11/20/26	825	898
4.45%, 9/29/27	170	187
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 7/24/28 (4)	710	757
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (4)	750	790
6.63%, 6/15/32	100	135
6.00%, 10/31/33	350	451
6.13%, 8/25/36	125	163
8.13%, 7/15/39	680	1,135
5.88%, 1/30/42	30	42
4.75%, 5/18/46	1,530	1,830
JPMorgan Chase & Co.,
4.63%, 5/10/21	250	259
2.40%, 6/7/21	500	503
4.35%, 8/15/21	1,865	1,937
3.25%, 9/23/22	210	217
3.63%, 5/13/24	500	530
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Diversified Banks – 1.5%continued
3.88%, 9/10/24	$2,250	$2,409
3.90%, 7/15/25	755	815
7.75%, 7/15/25	54	68
3.20%, 6/15/26	500	522
8.00%, 4/29/27	750	1,001
3.63%, 12/1/27	1,250	1,321
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 2/1/28 (4)	500	539
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29 (4)	500	531
6.40%, 5/15/38	1,054	1,527
5.60%, 7/15/41	405	555
5.40%, 1/6/42	100	135
5.63%, 8/16/43	150	201
4.85%, 2/1/44	215	275
4.95%, 6/1/45	500	636
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (4)	285	337
(Variable, ICE LIBOR USD 3M + 1.22%), 3.90%, 1/23/49 (4)	750	844
		42,188
Educational Services – 0.0%
California Institute of Technology,
4.70%, 11/1/11 (5)	110	135
Johns Hopkins University,
4.08%, 7/1/53	100	116
Massachusetts Institute of Technology,
5.60%, 7/1/11 (5)	190	290
4.68%, 7/1/14 (6)	15	19
3.89%, 7/1/16 (7)	300	327
Northwestern University,
4.64%, 12/1/44	50	62
University of Pennsylvania,
4.67%, 9/1/12 (8)	100	130
		1,079
Electrical Equipment Manufacturing – 0.2%
ABB Finance USA, Inc.,
4.38%, 5/8/42	250	300
Emerson Electric Co.,
2.63%, 12/1/21	310	315
General Electric Co.,
4.63%, 1/7/21	400	409
2.70%, 10/9/22	580	588

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Electrical Equipment Manufacturing – 0.2%continued
3.10%, 1/9/23	$500	$511
3.45%, 5/15/24	520	540
6.75%, 3/15/32	150	193
6.15%, 8/7/37	150	186
5.88%, 1/14/38	400	486
6.88%, 1/10/39	300	401
Honeywell International, Inc.,
4.25%, 3/1/21	416	429
3.35%, 12/1/23	260	274
2.50%, 11/1/26	780	794
3.81%, 11/21/47	125	142
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	205
4.20%, 3/1/49	100	117
Roper Technologies, Inc.,
3.85%, 12/15/25	220	237
3.80%, 12/15/26	235	252
		6,379
Entertainment Content – 0.2%
ViacomCBS, Inc.,
3.88%, 4/1/24	245	259
3.70%, 8/15/24	825	873
5.50%, 5/15/33	235	281
6.88%, 4/30/36	530	710
5.85%, 9/1/43	35	44
5.25%, 4/1/44	30	35
Walt Disney (The) Co.,
2.55%, 2/15/22	295	300
2.45%, 3/4/22	555	563
3.70%, 9/15/24	915	979
6.40%, 12/15/35	31	44
4.13%, 12/1/41	105	121
3.70%, 12/1/42	395	431
4.95%, 10/15/45	500	653
2.75%, 9/1/49	1,000	944
		6,237
Exploration & Production – 0.4%
Apache Corp.,
3.25%, 4/15/22	73	74
5.10%, 9/1/40	775	789
5.25%, 2/1/42	115	120
Burlington Resources LLC,
5.95%, 10/15/36	125	170
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Exploration & Production – 0.4%continued
Cimarex Energy Co.,
4.38%, 3/15/29	$200	$212
CNOOC Finance 2015 USA LLC,
3.75%, 5/2/23	500	520
ConocoPhillips,
5.90%, 5/15/38	280	382
ConocoPhillips Co.,
4.95%, 3/15/26	120	138
ConocoPhillips Holding Co.,
6.95%, 4/15/29	465	632
Devon Energy Corp.,
5.85%, 12/15/25	660	783
EOG Resources, Inc.,
2.63%, 3/15/23	670	683
3.15%, 4/1/25	145	152
EQT Corp.,
4.88%, 11/15/21	95	98
3.00%, 10/1/22	230	226
Hess Corp.,
7.13%, 3/15/33	690	873
Marathon Oil Corp.,
2.80%, 11/1/22	260	264
6.80%, 3/15/32	175	222
5.20%, 6/1/45	1,000	1,164
Occidental Petroleum Corp.,
2.70%, 2/15/23	725	731
3.50%, 6/15/25	810	837
3.40%, 4/15/26	100	102
3.50%, 8/15/29	20	20
7.95%, 6/15/39	965	1,338
6.20%, 3/15/40	360	433
4.40%, 4/15/46	65	66
4.10%, 2/15/47	65	63
Pioneer Natural Resources Co.,
3.95%, 7/15/22	85	88
7.20%, 1/15/28	100	127
		11,307
Financial Services – 1.2%
Ameriprise Financial, Inc.,
4.00%, 10/15/23	250	268
3.70%, 10/15/24	500	534
2.88%, 9/15/26	435	445

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Financial Services – 1.2%continued
Bank of New York Mellon (The) Corp.,
2.05%, 5/3/21	$500	$502
3.55%, 9/23/21	1,455	1,495
2.20%, 8/16/23	285	288
3.25%, 5/16/27	500	526
(Variable, ICE LIBOR USD 3M + 1.07%), 3.44%, 2/7/28 (4)	1,000	1,061
BlackRock, Inc.,
4.25%, 5/24/21	280	289
3.50%, 3/18/24	250	266
3.25%, 4/30/29	218	234
Charles Schwab (The) Corp.,
2.65%, 1/25/23	175	178
3.45%, 2/13/26	280	296
3.20%, 3/2/27	500	523
CME Group, Inc.,
3.75%, 6/15/28	300	331
5.30%, 9/15/43	125	168
Goldman Sachs Group (The), Inc.,
5.75%, 1/24/22	360	386
3.63%, 1/22/23	325	339
3.50%, 1/23/25	55	58
3.75%, 5/22/25	2,690	2,856
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (4)	500	518
3.75%, 2/25/26	2,575	2,726
3.50%, 11/16/26	500	526
5.95%, 1/15/27	80	96
3.85%, 1/26/27	195	208
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 6/5/28 (4)	1,000	1,064
6.75%, 10/1/37	615	854
(Variable, ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39 (4)	1,020	1,162
6.25%, 2/1/41	300	420
4.80%, 7/8/44	350	424
Intercontinental Exchange, Inc.,
2.35%, 9/15/22	500	504
4.25%, 9/21/48	950	1,133
Jefferies Group LLC,
5.13%, 1/20/23	315	340
Legg Mason, Inc.,
5.63%, 1/15/44	269	306
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Financial Services – 1.2%continued
Morgan Stanley,
5.75%, 1/25/21	$1,000	$1,039
2.50%, 4/21/21	510	514
2.63%, 11/17/21	945	956
4.10%, 5/22/23	580	612
3.88%, 4/29/24	1,410	1,499
3.70%, 10/23/24	310	329
3.13%, 7/27/26	250	258
6.25%, 8/9/26	100	122
3.63%, 1/20/27	190	202
3.95%, 4/23/27	1,190	1,277
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28 (4)	1,000	1,063
6.38%, 7/24/42	300	442
4.30%, 1/27/45	1,095	1,288
State Street Corp.,
(Variable, ICE LIBOR USD 3M + 0.64%), 2.65%, 5/15/23 (4)	1,000	1,014
3.10%, 5/15/23	225	232
3.70%, 11/20/23	340	362
3.30%, 12/16/24	330	348
2.65%, 5/19/26	450	458
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	82
3.63%, 4/1/25	250	266
		33,687
Food & Beverage – 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	1,000	1,067
4.90%, 2/1/46	1,910	2,265
Anheuser-Busch InBev Finance, Inc.,
4.00%, 1/17/43	150	160
4.63%, 2/1/44	250	284
Anheuser-Busch InBev Worldwide, Inc.,
8.20%, 1/15/39	750	1,186
5.45%, 1/23/39	190	239
8.00%, 11/15/39	310	493
4.95%, 1/15/42	1,000	1,184
3.75%, 7/15/42	65	67
4.60%, 4/15/48	500	572
4.44%, 10/6/48	304	341

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Food & Beverage – 0.9%continued
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	$305	$309
4.02%, 4/16/43	56	62
4.50%, 3/15/49	250	306
Brown-Forman Corp.,
3.75%, 1/15/43	50	53
4.50%, 7/15/45	200	246
Campbell Soup Co.,
4.25%, 4/15/21	500	515
2.50%, 8/2/22	205	208
3.65%, 3/15/23	300	313
3.80%, 8/2/42	40	39
Coca-Cola (The) Co.,
3.30%, 9/1/21	250	256
2.50%, 4/1/23	355	363
3.20%, 11/1/23	100	105
2.55%, 6/1/26	770	787
Conagra Brands, Inc.,
3.25%, 9/15/22	55	56
3.20%, 1/25/23	118	122
7.00%, 10/1/28	200	252
5.30%, 11/1/38	1,000	1,188
Constellation Brands, Inc.,
2.65%, 11/7/22	625	634
4.40%, 11/15/25	188	205
3.50%, 5/9/27	500	522
3.60%, 2/15/28	250	265
5.25%, 11/15/48	167	203
General Mills, Inc.,
3.15%, 12/15/21	500	511
2.60%, 10/12/22	140	142
3.65%, 2/15/24	75	79
3.20%, 2/10/27	1,000	1,054
5.40%, 6/15/40	70	87
Hershey (The) Co.,
2.30%, 8/15/26	365	369
Ingredion, Inc.,
3.20%, 10/1/26	250	253
JM Smucker (The) Co.,
3.50%, 3/15/25	500	526
4.38%, 3/15/45	250	270
Kellogg Co.,
2.75%, 3/1/23	350	355
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Food & Beverage – 0.9%continued
4.50%, 4/1/46	$750	$837
Keurig Dr. Pepper, Inc.,
3.13%, 12/15/23	85	87
2.55%, 9/15/26	95	95
4.42%, 12/15/46	450	485
Kraft Heinz Foods Co.,
3.95%, 7/15/25	140	148
3.00%, 6/1/26	130	130
5.00%, 7/15/35	500	556
5.00%, 6/4/42	290	310
5.20%, 7/15/45	670	728
4.38%, 6/1/46	40	39
McCormick & Co., Inc.,
2.70%, 8/15/22	160	163
Molson Coors Brewing Co.,
2.10%, 7/15/21	55	55
3.00%, 7/15/26	170	172
5.00%, 5/1/42	575	629
Mondelez International, Inc.,
3.63%, 2/13/26	171	182
PepsiCo, Inc.,
3.00%, 8/25/21	770	785
1.70%, 10/6/21	45	45
2.75%, 3/5/22	385	393
2.75%, 4/30/25	500	518
3.50%, 7/17/25	100	107
2.85%, 2/24/26	115	119
2.38%, 10/6/26	245	249
3.00%, 10/15/27	95	101
3.60%, 8/13/42	50	54
4.25%, 10/22/44	320	376
4.60%, 7/17/45	130	161
3.45%, 10/6/46	45	48
Tyson Foods, Inc.,
4.50%, 6/15/22	300	316
5.10%, 9/28/48	350	441
		26,842
Forest & Paper Products Manufacturing – 0.1%
Georgia-Pacific LLC,
8.00%, 1/15/24	500	607
7.75%, 11/15/29	500	708
		1,315

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Hardware – 0.2%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (3)	$1,480	$1,605
6.02%, 6/15/26 (3)	210	242
8.10%, 7/15/36 (3)	500	658
8.35%, 7/15/46 (3)	440	606
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	830	877
4.90%, 10/15/25	1,445	1,606
6.35%, 10/15/45	200	241
HP, Inc.,
4.05%, 9/15/22	25	26
6.00%, 9/15/41	275	305
NetApp, Inc.,
3.30%, 9/29/24	160	166
		6,332
Health Care Facilities & Services – 0.6%
AHS Hospital Corp.,
5.02%, 7/1/45	100	125
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	140
4.25%, 3/1/45	60	62
4.30%, 12/15/47	1,000	1,039
Cardinal Health, Inc.,
3.20%, 6/15/22	150	154
3.75%, 9/15/25	250	266
4.60%, 3/15/43	35	35
4.50%, 11/15/44	710	701
Cigna Corp.,
4.38%, 10/15/28	3,300	3,656
4.90%, 12/15/48	500	597
CVS Health Corp.,
2.75%, 12/1/22	850	864
3.70%, 3/9/23	455	474
3.38%, 8/12/24	250	260
3.88%, 7/20/25	518	552
4.30%, 3/25/28	2,305	2,518
4.78%, 3/25/38	170	193
5.30%, 12/5/43	750	896
5.13%, 7/20/45	1,560	1,851
5.05%, 3/25/48	155	184
Dignity Health,
5.27%, 11/1/64	200	230
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Health Care Facilities & Services – 0.6%continued
HCA, Inc.,
4.50%, 2/15/27	$1,780	$1,920
4.13%, 6/15/29	250	265
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	338
McKesson Corp.,
2.70%, 12/15/22	120	122
3.80%, 3/15/24	160	168
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	114
NYU Langone Hospitals,
4.37%, 7/1/47	500	565
Quest Diagnostics, Inc.,
3.45%, 6/1/26	115	121
5.75%, 1/30/40	28	33
		18,443
Home & Office Products Manufacturing – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	840
Home Improvement – 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	271
2.90%, 11/1/22	65	66
Whirlpool Corp.,
4.85%, 6/15/21	100	104
4.70%, 6/1/22	100	106
3.70%, 3/1/23	100	104
3.70%, 5/1/25	250	264
4.50%, 6/1/46	90	93
		1,008
Industrial Other – 0.1%
Fluor Corp.,
3.50%, 12/15/24	565	577
4.25%, 9/15/28	860	866
		1,443
Integrated Oils – 0.3%
BP Capital Markets America, Inc.,
3.22%, 11/28/23	680	709
3.80%, 9/21/25	905	979
3.12%, 5/4/26	535	559
3.02%, 1/16/27	790	817

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Integrated Oils – 0.3%continued
Chevron Corp.,
2.50%, 3/3/22	$545	$554
2.36%, 12/5/22	270	274
2.57%, 5/16/23	170	173
2.90%, 3/3/24	200	207
3.33%, 11/17/25	140	150
2.95%, 5/16/26	1,325	1,385
Exxon Mobil Corp.,
2.44%, 8/16/29	965	974
3.57%, 3/6/45	590	634
3.10%, 8/16/49	360	359
		7,774
Internet Media – 0.0%
Alphabet, Inc.,
3.63%, 5/19/21	250	257
Leisure Products Manufacturing – 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	35	36
6.35%, 3/15/40	250	289
		325
Life Insurance – 0.3%
Aflac, Inc.,
6.45%, 8/15/40	15	21
Globe Life, Inc.,
3.80%, 9/15/22	420	431
Lincoln National Corp.,
4.85%, 6/24/21	94	98
3.63%, 12/12/26	265	280
6.30%, 10/9/37	100	129
MetLife, Inc.,
3.05%, 12/15/22	280	289
3.60%, 4/10/24	400	426
3.00%, 3/1/25	435	453
6.38%, 6/15/34	485	694
6.40%, 12/15/36	150	184
4.13%, 8/13/42	830	947
Primerica, Inc.,
4.75%, 7/15/22	100	106
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	47
Protective Life Corp.,
8.45%, 10/15/39	425	635
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Life Insurance – 0.3%continued
Prudential Financial, Inc.,
3.50%, 5/15/24	$85	$90
5.70%, 12/14/36	200	271
(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (4)	275	293
3.91%, 12/7/47	344	370
3.94%, 12/7/49	335	366
Reinsurance Group of America, Inc.,
5.00%, 6/1/21	550	571
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	1,146
		7,847
Machinery Manufacturing – 0.3%
Caterpillar Financial Services Corp.,
3.75%, 11/24/23	1,000	1,067
Caterpillar, Inc.,
3.90%, 5/27/21	500	514
3.40%, 5/15/24	1,000	1,059
3.80%, 8/15/42	500	561
4.30%, 5/15/44	400	473
Deere & Co.,
2.60%, 6/8/22	125	127
5.38%, 10/16/29	250	311
8.10%, 5/15/30	100	147
Eaton Corp.,
3.10%, 9/15/27	250	260
IDEX Corp.,
4.20%, 12/15/21	200	206
Illinois Tool Works, Inc.,
3.38%, 9/15/21	250	256
3.50%, 3/1/24	250	265
3.90%, 9/1/42	700	810
Ingersoll-Rand Global Holding Co. Ltd.,
5.75%, 6/15/43	150	191
John Deere Capital Corp.,
3.13%, 9/10/21	125	128
3.15%, 10/15/21	250	256
2.80%, 1/27/23	150	154
2.80%, 3/6/23	500	513
3.05%, 1/6/28	250	263
Parker-Hannifin Corp.,
3.30%, 11/21/24	500	524

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Machinery Manufacturing – 0.3%continued
4.20%, 11/21/34	$200	$222
4.45%, 11/21/44	500	566
		8,873
Managed Care – 0.4%
Aetna, Inc.,
2.75%, 11/15/22	400	407
6.63%, 6/15/36	40	54
6.75%, 12/15/37	150	203
4.50%, 5/15/42	100	108
Anthem, Inc.,
3.50%, 8/15/24	545	571
3.35%, 12/1/24	750	783
4.63%, 5/15/42	525	592
3.70%, 9/15/49	500	499
Humana, Inc.,
3.95%, 3/15/27	85	91
8.15%, 6/15/38	280	411
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	502
UnitedHealth Group, Inc.,
4.70%, 2/15/21	300	308
3.35%, 7/15/22	1,255	1,300
3.50%, 2/15/24	40	42
3.75%, 7/15/25	655	708
3.45%, 1/15/27	1,500	1,608
3.88%, 12/15/28	145	161
5.80%, 3/15/36	250	332
6.63%, 11/15/37	640	925
6.88%, 2/15/38	170	252
4.75%, 7/15/45	500	616
		10,473
Mass Merchants – 0.3%
Costco Wholesale Corp.,
2.75%, 5/18/24	750	777
Dollar General Corp.,
3.25%, 4/15/23	900	930
Dollar Tree, Inc.,
3.70%, 5/15/23	165	172
Target Corp.,
2.90%, 1/15/22	515	527
3.63%, 4/15/46	500	547
3.90%, 11/15/47	225	259
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Mass Merchants – 0.3%continued
Walmart, Inc.,
2.35%, 12/15/22	$500	$509
3.30%, 4/22/24	625	657
3.55%, 6/26/25	180	193
3.25%, 7/8/29	1,000	1,073
2.38%, 9/24/29	2,185	2,188
3.95%, 6/28/38	500	579
5.00%, 10/25/40	275	357
4.30%, 4/22/44	145	172
3.63%, 12/15/47	70	78
		9,018
Medical Equipment & Devices Manufacturing – 0.3%
Abbott Laboratories,
2.95%, 3/15/25	1,000	1,041
3.75%, 11/30/26	564	616
4.75%, 11/30/36	555	696
4.75%, 4/15/43	650	819
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	230
3.88%, 7/15/23	250	262
Baxter International, Inc.,
1.70%, 8/15/21	60	60
3.50%, 8/15/46	350	342
Becton Dickinson and Co.,
3.13%, 11/8/21	150	153
3.30%, 3/1/23	130	133
4.69%, 12/15/44	239	280
Boston Scientific Corp.,
3.85%, 5/15/25	128	138
7.38%, 1/15/40	540	824
Medtronic, Inc.,
3.50%, 3/15/25	334	358
4.38%, 3/15/35	913	1,081
4.63%, 3/15/45	406	511
Stryker Corp.,
2.63%, 3/15/21	500	504
3.38%, 11/1/25	250	265
4.10%, 4/1/43	50	55
4.38%, 5/15/44	200	227
Thermo Fisher Scientific, Inc.,
4.15%, 2/1/24	100	107
2.95%, 9/19/26	155	159

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Medical Equipment & Devices Manufacturing – 0.3%continued
Zimmer Biomet Holdings, Inc.,
3.38%, 11/30/21	$250	$255
3.15%, 4/1/22	500	511
3.55%, 4/1/25	120	127
		9,754
Metals & Mining – 0.2%
Barrick North America Finance LLC,
5.70%, 5/30/41	500	617
Newmont Goldcorp Corp.,
5.88%, 4/1/35	100	128
4.88%, 3/15/42	150	176
Nucor Corp.,
4.00%, 8/1/23	250	264
6.40%, 12/1/37	150	203
5.20%, 8/1/43	125	154
4.40%, 5/1/48	1,000	1,135
Southern Copper Corp.,
3.88%, 4/23/25	100	105
7.50%, 7/27/35	300	414
6.75%, 4/16/40	90	120
5.88%, 4/23/45	1,500	1,880
		5,196
Oil & Gas Services & Equipment – 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	210	215
Halliburton Co.,
3.80%, 11/15/25	2,005	2,139
4.85%, 11/15/35	25	28
6.70%, 9/15/38	780	1,034
7.45%, 9/15/39	160	231
4.75%, 8/1/43	15	17
		3,664
Pharmaceuticals – 1.0%
AbbVie, Inc.,
2.30%, 5/14/21	800	803
3.38%, 11/14/21	500	513
3.60%, 5/14/25	225	238
3.20%, 5/14/26	250	259
4.25%, 11/14/28	300	332
4.40%, 11/6/42	415	446
4.70%, 5/14/45	4,340	4,850
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Pharmaceuticals – 1.0%continued
Allergan Finance LLC,
3.25%, 10/1/22	$1,000	$1,022
Bayer US Finance II LLC,
5.50%, 8/15/25 (3)	50	56
4.40%, 7/15/44 (3)	250	253
Bristol-Myers Squibb Co.,
2.00%, 8/1/22	600	604
3.63%, 5/15/24 (3)	500	529
2.90%, 7/26/24 (3)	900	929
3.88%, 8/15/25 (3)	765	827
3.20%, 6/15/26 (3)	300	315
3.90%, 2/20/28 (3)	500	551
5.25%, 8/15/43 (3)	85	110
5.00%, 8/15/45 (3)	500	641
4.35%, 11/15/47 (3)	500	597
4.25%, 10/26/49 (3)	375	445
GlaxoSmithKline Capital, Inc.,
3.38%, 5/15/23	1,000	1,043
3.88%, 5/15/28	1,000	1,105
5.38%, 4/15/34	150	193
6.38%, 5/15/38	530	761
4.20%, 3/18/43	20	23
Johnson & Johnson,
1.65%, 3/1/21	185	185
3.55%, 5/15/21	250	256
2.45%, 3/1/26	500	508
4.38%, 12/5/33	250	296
5.95%, 8/15/37	100	142
4.85%, 5/15/41	400	513
3.50%, 1/15/48	1,000	1,096
Merck & Co., Inc.,
2.35%, 2/10/22	1,000	1,010
2.75%, 2/10/25	805	835
3.60%, 9/15/42	25	27
4.15%, 5/18/43	60	72
Mylan, Inc.,
5.40%, 11/29/43	585	648
Novartis Capital Corp.,
2.40%, 5/17/22	170	172
2.40%, 9/21/22	40	41
3.40%, 5/6/24	250	265
4.40%, 5/6/44	250	305

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Pharmaceuticals – 1.0%continued
Pfizer, Inc.,
1.95%, 6/3/21	$500	$502
2.20%, 12/15/21	90	91
2.95%, 3/15/24	250	260
3.40%, 5/15/24	150	159
7.20%, 3/15/39	700	1,101
4.13%, 12/15/46	750	872
Pharmacia LLC,
6.60%, 12/1/28	125	164
Wyeth LLC,
5.95%, 4/1/37	725	990
Zoetis, Inc.,
3.25%, 2/1/23	500	515
4.70%, 2/1/43	40	48
3.95%, 9/12/47	450	490
		29,008
Pipeline – 0.9%
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,650	1,711
El Paso Natural Gas Co. LLC,
8.63%, 1/15/22	360	405
Enable Midstream Partners L.P.,
4.40%, 3/15/27	205	205
Enbridge Energy Partners L.P.,
4.20%, 9/15/21	65	67
7.50%, 4/15/38	50	72
Energy Transfer Operating L.P.,
4.05%, 3/15/25	25	26
4.75%, 1/15/26	20	22
4.20%, 4/15/27	560	587
5.50%, 6/1/27	521	586
6.63%, 10/15/36	900	1,070
7.50%, 7/1/38	310	399
Enterprise Products Operating LLC,
3.35%, 3/15/23	110	114
3.90%, 2/15/24	820	870
3.95%, 2/15/27	500	540
4.15%, 10/16/28	1,134	1,255
3.13%, 7/31/29	875	900
6.88%, 3/1/33	50	68
7.55%, 4/15/38	515	747
5.95%, 2/1/41	40	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Pipeline – 0.9%continued
Kinder Morgan Energy Partners L.P.,
4.30%, 5/1/24	$170	$182
7.30%, 8/15/33	175	234
6.55%, 9/15/40	205	261
7.50%, 11/15/40	305	420
6.38%, 3/1/41	35	44
5.63%, 9/1/41	310	361
5.40%, 9/1/44	250	288
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	205
5.00%, 3/1/26	500	565
5.15%, 10/15/43	20	23
MPLX L.P.,
4.13%, 3/1/27	235	247
4.80%, 2/15/29	965	1,059
4.70%, 4/15/48	1,000	1,019
ONEOK Partners L.P.,
3.38%, 10/1/22	30	31
4.90%, 3/15/25	40	44
6.65%, 10/1/36	80	102
6.20%, 9/15/43	20	25
ONEOK, Inc.,
4.55%, 7/15/28	35	38
5.20%, 7/15/48	1,000	1,135
Phillips 66 Partners L.P.,
3.61%, 2/15/25	76	80
3.55%, 10/1/26	470	493
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	1,330	1,417
6.65%, 1/15/37	80	95
5.15%, 6/1/42	130	131
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	383
5.00%, 3/15/27	1,055	1,161
Southern Union Co.,
8.25%, 11/15/29	25	33
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	373
5.95%, 9/25/43	300	377
Sunoco Logistics Partners Operations L.P.,
5.95%, 12/1/25	175	200
3.90%, 7/15/26	125	130

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Pipeline – 0.9%continued
4.95%, 1/15/43	$1,000	$990
5.30%, 4/1/44	15	16
5.35%, 5/15/45	80	86
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	629
7.00%, 10/15/28	545	699
8.38%, 6/15/32	215	300
7.63%, 4/1/37	5	7
Williams (The) Cos., Inc.,
3.60%, 3/15/22	800	823
6.30%, 4/15/40	995	1,234
5.80%, 11/15/43	200	238
		25,874
Power Generation – 0.1%
Consumers Energy Co.,
2.85%, 5/15/22	545	557
Exelon Generation Co. LLC,
4.25%, 6/15/22	250	261
6.25%, 10/1/39	1,000	1,204
5.75%, 10/1/41	430	497
System Energy Resources, Inc.,
4.10%, 4/1/23	160	168
		2,687
Property & Casualty Insurance – 0.4%
Alleghany Corp.,
4.95%, 6/27/22	55	59
Allstate (The) Corp.,
5.55%, 5/9/35	50	63
5.20%, 1/15/42	225	271
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (4)	225	284
American International Group, Inc.,
3.75%, 7/10/25	895	958
3.90%, 4/1/26	950	1,020
4.50%, 7/16/44	30	35
4.80%, 7/10/45	15	18
4.38%, 1/15/55	105	115
Berkshire Hathaway Finance Corp.,
5.75%, 1/15/40	255	350
4.40%, 5/15/42	100	118
4.30%, 5/15/43	440	509
Berkshire Hathaway, Inc.,
2.75%, 3/15/23	30	31
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Property & Casualty Insurance – 0.4%continued
3.13%, 3/15/26	$1,445	$1,523
Chubb (The) Corp.,
6.00%, 5/11/37	50	69
6.50%, 5/15/38	85	125
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	310
3.35%, 5/3/26	1,000	1,064
6.70%, 5/15/36	50	72
4.15%, 3/13/43	100	116
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	216
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	373
Loews Corp.,
2.63%, 5/15/23	250	255
4.13%, 5/15/43	75	83
Marsh & McLennan Cos., Inc.,
3.50%, 6/3/24	75	79
3.50%, 3/10/25	385	406
3.75%, 3/14/26	75	81
Progressive (The) Corp.,
3.75%, 8/23/21	330	340
2.45%, 1/15/27	250	251
4.20%, 3/15/48	500	585
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	104
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	524
5.35%, 11/1/40	10	13
4.60%, 8/1/43	75	91
4.00%, 5/30/47	1,015	1,151
		11,662
Publishing & Broadcasting – 0.2%
Discovery Communications LLC,
3.30%, 5/15/22	340	349
2.95%, 3/20/23	110	112
3.95%, 6/15/25	230	246
3.95%, 3/20/28	485	518
4.13%, 5/15/29	970	1,048
6.35%, 6/1/40	195	248
NBCUniversal Media LLC,
4.38%, 4/1/21	935	964

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Publishing & Broadcasting – 0.2%continued
2.88%, 1/15/23	$125	$129
5.95%, 4/1/41	735	1,011
4.45%, 1/15/43	650	758
		5,383
Railroad – 0.4%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	355	379
3.40%, 9/1/24	80	85
3.00%, 4/1/25	325	338
3.65%, 9/1/25	200	216
6.20%, 8/15/36	455	627
5.75%, 5/1/40	225	304
4.38%, 9/1/42	975	1,133
5.15%, 9/1/43	280	357
4.70%, 9/1/45	870	1,062
CSX Corp.,
4.25%, 6/1/21	100	103
3.70%, 11/1/23	50	53
3.40%, 8/1/24	500	528
2.60%, 11/1/26	270	275
6.00%, 10/1/36	100	130
6.15%, 5/1/37	190	253
6.22%, 4/30/40	365	495
5.50%, 4/15/41	50	63
Norfolk Southern Corp.,
2.90%, 2/15/23	725	743
3.95%, 10/1/42	20	21
4.45%, 6/15/45	275	317
3.94%, 11/1/47	524	565
5.10%, 8/1/18 (9)	100	118
Union Pacific Corp.,
4.16%, 7/15/22	437	459
2.95%, 1/15/23	35	36
3.50%, 6/8/23	80	84
3.65%, 2/15/24	524	554
2.75%, 3/1/26	300	307
3.80%, 10/1/51	1,500	1,594
		11,199
Real Estate – 0.8%
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/28	2,000	2,149
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Real Estate – 0.8%continued
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	$250	$261
4.13%, 7/1/24	100	107
American Tower Corp.,
3.50%, 1/31/23	210	218
4.00%, 6/1/25	115	123
3.38%, 10/15/26	125	130
3.13%, 1/15/27	185	189
3.80%, 8/15/29	1,500	1,604
AvalonBay Communities, Inc.,
2.95%, 9/15/22	50	51
4.35%, 4/15/48	500	589
Boston Properties L.P.,
3.85%, 2/1/23	60	63
3.13%, 9/1/23	135	139
3.65%, 2/1/26	90	95
Camden Property Trust,
2.95%, 12/15/22	150	153
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	93
5.25%, 2/15/24	100	108
Crown Castle International Corp.,
3.15%, 7/15/23	200	206
4.30%, 2/15/29	1,000	1,108
5.20%, 2/15/49	500	608
CubeSmart L.P.,
3.13%, 9/1/26	250	254
Digital Realty Trust L.P.,
3.63%, 10/1/22	250	259
Duke Realty L.P.,
4.38%, 6/15/22	100	105
EPR Properties,
4.75%, 12/15/26	1,000	1,091
ERP Operating L.P.,
4.63%, 12/15/21	111	116
3.50%, 3/1/28	1,000	1,067
4.50%, 6/1/45	55	66
Essex Portfolio L.P.,
3.25%, 5/1/23	50	51
3.88%, 5/1/24	200	211
Federal Realty Investment Trust,
3.00%, 8/1/22	25	26

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Real Estate – 0.8%continued
Healthpeak Properties, Inc.,
3.15%, 8/1/22	$100	$102
4.25%, 11/15/23	43	46
3.88%, 8/15/24	230	245
3.40%, 2/1/25	200	209
3.25%, 7/15/26	630	653
Highwoods Realty L.P.,
3.63%, 1/15/23	100	103
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	230
Kilroy Realty L.P.,
4.38%, 10/1/25	200	218
Kimco Realty Corp.,
3.20%, 5/1/21	240	243
4.25%, 4/1/45	759	805
Liberty Property L.P.,
4.13%, 6/15/22	250	262
4.40%, 2/15/24	80	87
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	105
National Retail Properties, Inc.,
3.80%, 10/15/22	100	104
3.30%, 4/15/23	100	103
Office Properties Income Trust,
4.50%, 2/1/25	150	157
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	107
Realty Income Corp.,
3.25%, 10/15/22	265	274
4.65%, 8/1/23	185	200
3.00%, 1/15/27	240	247
Regency Centers Corp.,
3.75%, 11/15/22	100	104
Service Properties Trust,
4.50%, 3/15/25	365	376
Simon Property Group L.P.,
2.75%, 2/1/23	30	31
3.38%, 10/1/24	90	95
3.30%, 1/15/26	70	74
3.38%, 6/15/27	585	619
3.38%, 12/1/27	1,865	1,983
6.75%, 2/1/40	690	1,012
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Real Estate – 0.8%continued
UDR, Inc.,
3.75%, 7/1/24	$500	$528
Ventas Realty L.P.,
3.75%, 5/1/24	60	63
3.50%, 2/1/25	150	157
5.70%, 9/30/43	100	124
Ventas Realty L.P./Ventas Capital Corp.,
3.25%, 8/15/22	320	328
Welltower, Inc.,
4.00%, 6/1/25	315	339
5.13%, 3/15/43	150	175
Weyerhaeuser Co.,
4.63%, 9/15/23	185	199
6.88%, 12/15/33	740	980
		22,927
Refining & Marketing – 0.1%
Marathon Petroleum Corp.,
3.63%, 9/15/24	305	321
5.13%, 12/15/26	210	238
6.50%, 3/1/41	466	605
Phillips 66,
4.65%, 11/15/34	395	464
5.88%, 5/1/42	305	412
Valero Energy Corp.,
7.50%, 4/15/32	765	1,063
		3,103
Restaurants – 0.1%
McDonald's Corp.,
3.63%, 5/20/21	200	205
2.63%, 1/15/22	1,000	1,014
6.30%, 10/15/37	505	686
3.63%, 5/1/43	209	208
4.88%, 12/9/45	542	654
4.45%, 3/1/47	350	398
Starbucks Corp.,
2.10%, 2/4/21	540	541
3.85%, 10/1/23	200	212
4.30%, 6/15/45	200	222
		4,140
Retail - Consumer Discretionary – 0.5%
Amazon.com, Inc.,
2.50%, 11/29/22	150	153

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Retail - Consumer Discretionary – 0.5%continued
2.40%, 2/22/23	$500	$509
2.80%, 8/22/24	1,000	1,035
5.20%, 12/3/25	500	583
4.80%, 12/5/34	1,050	1,325
4.95%, 12/5/44	255	334
4.25%, 8/22/57	500	610
AutoZone, Inc.,
2.50%, 4/15/21	95	96
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	139
3.75%, 6/1/27	250	267
eBay, Inc.,
2.60%, 7/15/22	500	503
2.75%, 1/30/23	110	112
3.60%, 6/5/27	500	524
4.00%, 7/15/42	235	232
Home Depot (The), Inc.,
4.40%, 4/1/21	250	257
2.63%, 6/1/22	25	26
3.35%, 9/15/25	450	481
2.13%, 9/15/26	275	275
5.88%, 12/16/36	350	483
5.40%, 9/15/40	500	663
5.95%, 4/1/41	405	572
4.88%, 2/15/44	405	516
Lowe's Cos., Inc.,
3.80%, 11/15/21	500	515
3.12%, 4/15/22	500	512
3.13%, 9/15/24	550	573
4.65%, 4/15/42	50	57
4.25%, 9/15/44	75	81
4.55%, 4/5/49	35	41
QVC, Inc.,
4.45%, 2/15/25	415	429
5.45%, 8/15/34	450	432
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	152
2.50%, 5/15/23	205	209
2.25%, 9/15/26	500	502
		13,255
Retail - Consumer Staples – 0.0%
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	613
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Retail - Consumer Staples – 0.0%continued
Sysco Corp.,
2.60%, 6/12/22	$95	$96
3.30%, 7/15/26	120	127
5.38%, 9/21/35	250	307
		1,143
Semiconductors – 0.4%
Altera Corp.,
4.10%, 11/15/23	1,340	1,444
Analog Devices, Inc.,
2.95%, 1/12/21	500	504
Applied Materials, Inc.,
3.90%, 10/1/25	500	545
5.85%, 6/15/41	100	136
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.65%, 1/15/23	80	81
3.63%, 1/15/24	75	78
3.13%, 1/15/25	255	258
3.88%, 1/15/27	375	390
Broadcom, Inc.,
4.75%, 4/15/29 (3)	3,000	3,280
Intel Corp.,
2.70%, 12/15/22	80	82
3.70%, 7/29/25	815	882
4.00%, 12/15/32	50	58
4.80%, 10/1/41	80	100
3.73%, 12/8/47	1,053	1,159
KLA Corp.,
4.65%, 11/1/24	300	329
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	51
QUALCOMM, Inc.,
3.45%, 5/20/25	485	513
3.25%, 5/20/27	720	758
4.80%, 5/20/45	465	570
4.30%, 5/20/47	330	379
		11,597
Software & Services – 0.9%
Adobe, Inc.,
3.25%, 2/1/25	250	264
Autodesk, Inc.,
3.50%, 6/15/27	500	524

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Software & Services – 0.9%continued
CA, Inc.,
4.50%, 8/15/23	$250	$263
Citrix Systems, Inc.,
4.50%, 12/1/27	200	217
DXC Technology Co.,
4.45%, 9/18/22	200	210
Equifax, Inc.,
3.30%, 12/15/22	365	376
IBM Credit LLC,
3.00%, 2/6/23	980	1,009
International Business Machines Corp.,
2.88%, 11/9/22	235	241
3.63%, 2/12/24	170	180
3.00%, 5/15/24	2,000	2,075
7.00%, 10/30/25	385	480
3.45%, 2/19/26	1,105	1,179
6.50%, 1/15/28	100	128
4.00%, 6/20/42	320	354
4.25%, 5/15/49	500	572
Microsoft Corp.,
2.00%, 8/8/23	765	770
3.63%, 12/15/23	335	357
2.88%, 2/6/24	645	669
3.13%, 11/3/25	130	137
2.40%, 8/8/26	2,670	2,702
3.30%, 2/6/27	1,375	1,470
4.20%, 11/3/35	40	48
3.50%, 11/15/42	150	163
4.88%, 12/15/43	365	478
3.75%, 2/12/45	145	165
4.45%, 11/3/45	360	451
3.70%, 8/8/46	630	712
4.00%, 2/12/55	465	551
3.95%, 8/8/56	215	255
Moody's Corp.,
4.88%, 2/15/24	250	275
Oracle Corp.,
2.50%, 10/15/22	210	214
2.63%, 2/15/23	65	66
2.40%, 9/15/23	30	31
3.40%, 7/8/24	320	338
2.95%, 11/15/24	60	62
2.95%, 5/15/25	885	921
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Software & Services – 0.9%continued
2.65%, 7/15/26	$3,100	$3,171
3.25%, 11/15/27	1,965	2,083
3.80%, 11/15/37	5	5
5.38%, 7/15/40	590	767
4.13%, 5/15/45	365	412
4.00%, 7/15/46	330	367
4.38%, 5/15/55	25	30
		25,742
Supermarkets & Pharmacies – 0.2%
Kroger (The) Co.,
2.95%, 11/1/21	660	671
3.40%, 4/15/22	400	411
2.65%, 10/15/26	1,135	1,143
7.50%, 4/1/31	200	277
6.90%, 4/15/38	100	135
5.40%, 7/15/40	400	465
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	375	381
4.50%, 11/18/34	50	52
4.65%, 6/1/46	635	639
		4,174
Tobacco – 0.3%
Altria Group, Inc.,
4.75%, 5/5/21	125	129
2.85%, 8/9/22	100	102
2.95%, 5/2/23	450	460
3.80%, 2/14/24	222	234
2.63%, 9/16/26	95	94
4.80%, 2/14/29	250	279
4.25%, 8/9/42	575	575
4.50%, 5/2/43	250	255
5.38%, 1/31/44	370	418
5.95%, 2/14/49	220	267
6.20%, 2/14/59	280	334
BAT Capital Corp.,
3.22%, 8/15/24	1,000	1,023
3.56%, 8/15/27	480	490
4.39%, 8/15/37	500	506
4.54%, 8/15/47	435	437
Philip Morris International, Inc.,
4.13%, 5/17/21	250	258
2.90%, 11/15/21	300	305
2.50%, 11/2/22	250	254

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Tobacco – 0.3%continued
2.63%, 3/6/23	$100	$102
3.38%, 8/11/25	250	263
3.88%, 8/21/42	150	156
4.13%, 3/4/43	405	435
4.88%, 11/15/43	100	120
4.25%, 11/10/44	350	387
Reynolds American, Inc.,
4.45%, 6/12/25	500	538
7.25%, 6/15/37	250	326
6.15%, 9/15/43	65	76
5.85%, 8/15/45	310	356
		9,179
Transportation & Logistics – 0.1%
Cummins, Inc.,
4.88%, 10/1/43	90	111
FedEx Corp.,
3.40%, 2/15/28	780	803
3.90%, 2/1/35	100	102
4.10%, 4/15/43	50	49
4.10%, 2/1/45	50	49
4.95%, 10/17/48	1,000	1,093
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	100
PACCAR Financial Corp.,
2.25%, 2/25/21	250	252
United Parcel Service, Inc.,
2.35%, 5/16/22	165	167
6.20%, 1/15/38	30	42
3.63%, 10/1/42	105	107
3.40%, 11/15/46	290	289
4.25%, 3/15/49	130	152
		3,316
Travel & Lodging – 0.1%
Marriott International, Inc.,
3.13%, 10/15/21	750	763
3.25%, 9/15/22	550	565
3.13%, 2/15/23	150	154
3.13%, 6/15/26	130	135
		1,617
Utilities – 1.9%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	223
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Utilities – 1.9%continued
Alabama Power Co.,
6.13%, 5/15/38	$50	$68
5.50%, 3/15/41	150	189
4.10%, 1/15/42	730	784
3.85%, 12/1/42	60	64
Ameren Illinois Co.,
2.70%, 9/1/22	500	509
3.25%, 3/1/25	500	524
American Water Capital Corp.,
3.40%, 3/1/25	35	37
2.95%, 9/1/27	1,000	1,022
6.59%, 10/15/37	125	176
4.30%, 12/1/42	75	84
4.30%, 9/1/45	500	569
Appalachian Power Co.,
4.60%, 3/30/21	250	256
7.00%, 4/1/38	75	107
Arizona Public Service Co.,
4.50%, 4/1/42	230	264
4.70%, 1/15/44	100	118
4.20%, 8/15/48	250	284
Atmos Energy Corp.,
4.15%, 1/15/43	250	281
4.13%, 10/15/44	75	84
Baltimore Gas & Electric Co.,
3.50%, 11/15/21	275	282
2.40%, 8/15/26	130	129
3.75%, 8/15/47	475	507
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	500	633
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	106
2.40%, 9/1/26	50	50
3.00%, 2/1/27	150	155
3.55%, 8/1/42	40	42
4.25%, 2/1/49	500	588
CenterPoint Energy Resources Corp.,
6.63%, 11/1/37	50	66
5.85%, 1/15/41	50	64
CMS Energy Corp.,
3.00%, 5/15/26	40	41
3.45%, 8/15/27	500	523
4.88%, 3/1/44	500	597

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Utilities – 1.9%continued
Commonwealth Edison Co.,
6.45%, 1/15/38	$200	$284
3.80%, 10/1/42	90	97
4.60%, 8/15/43	100	120
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	426
4.00%, 4/1/48	250	287
Consolidated Edison Co. of New York, Inc.,
3.30%, 12/1/24	185	194
5.30%, 3/1/35	150	185
5.85%, 3/15/36	100	130
6.20%, 6/15/36	200	268
6.75%, 4/1/38	100	143
5.50%, 12/1/39	85	109
5.70%, 6/15/40	450	593
3.95%, 3/1/43	120	130
4.45%, 3/15/44	100	116
3.85%, 6/15/46	100	108
Consolidated Edison, Inc.,
2.00%, 5/15/21	85	85
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	361
5.10%, 6/1/65	50	65
Dominion Energy, Inc.,
4.25%, 6/1/28	1,000	1,106
5.25%, 8/1/33	250	301
5.95%, 6/15/35	750	954
7.00%, 6/15/38	20	28
4.90%, 8/1/41	35	41
4.05%, 9/15/42	100	105
DTE Electric Co.,
2.65%, 6/15/22	160	162
6.63%, 6/1/36	200	280
5.70%, 10/1/37	50	65
3.95%, 6/15/42	100	106
4.05%, 5/15/48	500	581
DTE Energy Co.,
6.38%, 4/15/33	50	65
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	145
6.10%, 6/1/37	150	204
6.00%, 1/15/38	35	47
6.05%, 4/15/38	175	242
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Utilities – 1.9%continued
3.75%, 6/1/45	$350	$378
Duke Energy Corp.,
3.75%, 4/15/24	100	106
3.75%, 9/1/46	120	124
Duke Energy Florida LLC,
6.35%, 9/15/37	340	476
3.40%, 10/1/46	290	295
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	660
6.35%, 8/15/38	25	36
6.45%, 4/1/39	225	324
4.90%, 7/15/43	1,000	1,234
Duke Energy Progress LLC,
4.10%, 3/15/43	200	224
Entergy Arkansas LLC,
3.05%, 6/1/23	250	257
Entergy Louisiana LLC,
5.40%, 11/1/24	150	172
3.05%, 6/1/31	950	985
Entergy Texas, Inc.,
4.50%, 3/30/39	250	287
Evergy Kansas Central, Inc.,
4.13%, 3/1/42	275	306
4.63%, 9/1/43	150	179
Evergy Metro, Inc.,
5.30%, 10/1/41	50	63
Evergy, Inc.,
5.29%, 6/15/22	220	234
Eversource Energy,
2.80%, 5/1/23	105	107
3.15%, 1/15/25	100	103
3.30%, 1/15/28	165	170
Exelon Corp.,
5.63%, 6/15/35	75	93
5.10%, 6/15/45	100	121
Florida Power & Light Co.,
5.65%, 2/1/37	335	447
5.95%, 2/1/38	150	208
5.96%, 4/1/39	250	353
5.69%, 3/1/40	30	41
4.13%, 2/1/42	250	287
4.05%, 6/1/42	100	114

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Utilities – 1.9%continued
Georgia Power Co.,
2.40%, 4/1/21	$75	$75
2.85%, 5/15/22	100	102
2.65%, 9/15/29	910	898
4.30%, 3/15/42	60	66
4.30%, 3/15/43	100	109
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	262
Interstate Power & Light Co.,
4.70%, 10/15/43	50	57
ITC Holdings Corp.,
3.35%, 11/15/27	200	209
MidAmerican Energy Co.,
3.50%, 10/15/24	100	106
4.80%, 9/15/43	100	124
4.40%, 10/15/44	150	177
National Fuel Gas Co.,
4.90%, 12/1/21	150	156
3.75%, 3/1/23	250	258
National Grid USA,
5.80%, 4/1/35	425	516
National Rural Utilities Cooperative Finance Corp.,
3.05%, 2/15/22	35	36
2.85%, 1/27/25	1,000	1,030
8.00%, 3/1/32	50	75
4.30%, 3/15/49	125	149
Nevada Power Co.,
6.65%, 4/1/36	100	139
5.45%, 5/15/41	35	45
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.13%), 4.02%, 6/15/67 (2)	25	22
NiSource, Inc.,
5.95%, 6/15/41	100	128
5.25%, 2/15/43	100	122
4.80%, 2/15/44	580	675
Northern States Power Co.,
5.35%, 11/1/39	1,065	1,400
4.13%, 5/15/44	200	230
NSTAR Electric Co.,
3.50%, 9/15/21	85	87
2.38%, 10/15/22	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Utilities – 1.9%continued
Oglethorpe Power Corp.,
5.38%, 11/1/40	$150	$181
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	65	74
4.15%, 4/1/47	200	218
Oncor Electric Delivery Co. LLC,
4.10%, 6/1/22	250	261
7.25%, 1/15/33	200	289
7.50%, 9/1/38	145	226
PacifiCorp,
2.95%, 2/1/22	100	102
5.25%, 6/15/35	50	61
6.10%, 8/1/36	200	270
5.75%, 4/1/37	540	715
6.25%, 10/15/37	275	386
6.00%, 1/15/39	60	82
4.13%, 1/15/49	50	57
Potomac Electric Power Co.,
3.60%, 3/15/24	150	158
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	52
3.50%, 12/1/22	1,035	1,071
5.00%, 3/15/44	100	115
PPL Electric Utilities Corp.,
3.00%, 9/15/21	500	508
6.25%, 5/15/39	275	385
5.20%, 7/15/41	35	44
4.13%, 6/15/44	100	112
Progress Energy, Inc.,
7.75%, 3/1/31	50	70
PSEG Power LLC,
8.63%, 4/15/31	565	789
Public Service Co. of Colorado,
2.25%, 9/15/22	100	101
2.50%, 3/15/23	150	152
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	51
6.63%, 11/15/37	125	173
Public Service Electric & Gas Co.,
3.00%, 5/15/25	500	519
5.38%, 11/1/39	250	325
3.95%, 5/1/42	50	55
3.65%, 9/1/42	30	32

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Utilities – 1.9%continued
Puget Energy, Inc.,
3.65%, 5/15/25	$500	$518
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	31
6.27%, 3/15/37	75	101
5.64%, 4/15/41	340	441
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	66
3.60%, 9/1/23	200	209
6.13%, 9/15/37	50	63
4.50%, 8/15/40	150	169
4.30%, 4/1/42	150	161
Sempra Energy,
2.88%, 10/1/22	60	61
2.90%, 2/1/23	500	510
3.55%, 6/15/24	250	262
3.25%, 6/15/27	150	154
6.00%, 10/15/39	250	325
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	165
Southern California Edison Co.,
3.88%, 6/1/21	150	153
2.40%, 2/1/22	180	181
6.65%, 4/1/29	300	362
6.00%, 1/15/34	100	123
5.35%, 7/15/35	586	687
5.55%, 1/15/37	275	332
5.95%, 2/1/38	100	127
6.05%, 3/15/39	50	65
5.50%, 3/15/40	150	185
3.90%, 3/15/43	150	154
Southern California Gas Co.,
5.75%, 11/15/35	150	188
3.75%, 9/15/42	250	262
4.30%, 1/15/49	125	143
Southern Co. Gas Capital Corp.,
3.50%, 9/15/21	950	970
5.88%, 3/15/41	600	758
4.40%, 5/30/47	250	277
Southern Power Co.,
5.25%, 7/15/43	60	69
Southwest Gas Corp.,
3.80%, 9/29/46	250	253
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Utilities – 1.9%continued
Southwestern Electric Power Co.,
3.55%, 2/15/22	$150	$154
2.75%, 10/1/26	130	130
4.10%, 9/15/28	250	274
6.20%, 3/15/40	200	264
Southwestern Public Service Co.,
6.00%, 10/1/36	100	126
Tampa Electric Co.,
2.60%, 9/15/22	220	223
4.10%, 6/15/42	50	54
Union Electric Co.,
3.90%, 9/15/42	50	55
4.00%, 4/1/48	250	277
Virginia Electric & Power Co.,
2.95%, 1/15/22	95	97
6.00%, 1/15/36	37	49
6.00%, 5/15/37	15	20
8.88%, 11/15/38	300	507
4.65%, 8/15/43	150	179
4.45%, 2/15/44	75	87
3.80%, 9/15/47	125	135
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	198
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	301
4.10%, 10/15/44	100	109
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	122
Xcel Energy, Inc.,
6.50%, 7/1/36	100	135
		52,952
Waste & Environment Services & Equipment – 0.1%
Republic Services, Inc.,
5.25%, 11/15/21	500	530
3.55%, 6/1/22	100	103
3.20%, 3/15/25	290	302
3.38%, 11/15/27	556	588
Waste Management, Inc.,
2.90%, 9/15/22	110	113
2.95%, 6/15/24	106	109
3.13%, 3/1/25	1,000	1,045

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.7% continued
Waste & Environment Services & Equipment – 0.1%continued
3.90%, 3/1/35	$125	$138
4.10%, 3/1/45	500	562
		3,490
Wireless Telecommunications Services – 0.8%
AT&T, Inc.,
3.90%, 3/11/24	30	32
3.40%, 5/15/25	835	874
3.60%, 7/15/25	265	280
3.88%, 1/15/26	65	70
7.13%, 3/15/26	435	541
3.80%, 2/15/27	980	1,045
4.10%, 2/15/28	1,476	1,606
4.30%, 2/15/30	3,235	3,595
6.35%, 3/15/40	455	591
5.35%, 9/1/40	183	221
6.38%, 3/1/41	385	510
6.25%, 3/29/41	145	189
5.55%, 8/15/41	90	110
5.38%, 10/15/41	500	595
5.15%, 3/15/42	55	64
5.35%, 12/15/43	725	860
4.35%, 6/15/45	165	178
4.75%, 5/15/46	120	136
5.15%, 11/15/46	1,292	1,547
5.65%, 2/15/47	280	357
5.45%, 3/1/47	130	161
5.70%, 3/1/57	65	84
5.30%, 8/15/58	140	172
Verizon Communications, Inc.,
4.15%, 3/15/24	385	415
2.63%, 8/15/26	1,635	1,660
4.33%, 9/21/28	2,190	2,486
4.02%, 12/3/29	810	903
5.25%, 3/16/37	80	100
4.81%, 3/15/39	1,149	1,387
4.52%, 9/15/48	2,000	2,400
		23,169
Total Corporate Bonds
(Cost $576,055)		620,970

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 7.1%
Advertising & Marketing – 0.0%
WPP Finance 2010,
3.75%, 9/19/24	$150	$158
Auto Parts Manufacturing – 0.0%
Aptiv PLC,
4.25%, 1/15/26	1,000	1,076
Banks – 0.9%
Australia & New Zealand Banking Group Ltd.,
2.30%, 6/1/21	250	251
2.55%, 11/23/21	250	253
BPCE S.A.,
2.65%, 2/3/21	250	252
4.00%, 4/15/24	250	267
Cooperatieve Rabobank U.A.,
4.50%, 1/11/21	1,000	1,026
3.88%, 2/8/22	1,750	1,823
3.95%, 11/9/22	250	261
2.75%, 1/10/23	1,000	1,020
3.38%, 5/21/25	500	530
5.75%, 12/1/43	250	331
Credit Suisse A.G.,
3.00%, 10/29/21	1,250	1,275
3.63%, 9/9/24	750	798
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	650	722
4.88%, 5/15/45	500	631
ING Groep N.V.,
3.15%, 3/29/22	500	511
Lloyds Banking Group PLC,
3.00%, 1/11/22	675	686
(Variable, ICE LIBOR USD 3M + 0.81%), 2.91%, 11/7/23 (4)	105	107
4.58%, 12/10/25	2,095	2,269
National Australia Bank Ltd.,
3.00%, 1/20/23	1,000	1,025
3.38%, 1/14/26	1,000	1,050
Santander UK Group Holdings PLC,
2.88%, 8/5/21	408	412
Santander UK PLC,
4.00%, 3/13/24	250	267
Skandinaviska Enskilda Banken AB,
2.63%, 3/15/21	750	755
1.88%, 9/13/21	980	977

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Banks – 0.9%continued
Sumitomo Mitsui Banking Corp.,
3.00%, 1/18/23	$210	$215
3.65%, 7/23/25	500	532
Svenska Handelsbanken AB,
2.45%, 3/30/21	250	252
1.88%, 9/7/21	275	274
3.90%, 11/20/23	250	268
Toronto-Dominion Bank (The),
2.13%, 4/7/21	2,000	2,012
3.25%, 3/11/24	500	524
Westpac Banking Corp.,
2.10%, 5/13/21	365	366
2.00%, 8/19/21	250	250
2.85%, 5/13/26	1,000	1,024
2.70%, 8/19/26	1,000	1,012
3.35%, 3/8/27	500	529
		24,757
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	711
Chemicals – 0.1%
LYB International Finance B.V.,
4.00%, 7/15/23	185	196
5.25%, 7/15/43	565	667
LYB International Finance II B.V.,
3.50%, 3/2/27	250	262
LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	37
Nutrien Ltd.,
3.15%, 10/1/22	200	204
3.00%, 4/1/25	180	184
7.13%, 5/23/36	100	131
5.88%, 12/1/36	50	59
5.63%, 12/1/40	250	291
6.13%, 1/15/41	100	123
		2,154
Commercial Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.50%, 5/15/21	1,000	1,032
3.95%, 2/1/22	250	259
3.50%, 1/15/25	389	401
		1,692
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Design, Manufacturing & Distribution – 0.0%
Flex Ltd.,
5.00%, 2/15/23	$572	$611
Diversified Banks – 0.8%
Bank of Montreal,
2.90%, 3/26/22	500	510
2.55%, 11/6/22	300	306
Bank of Nova Scotia (The),
4.38%, 1/13/21	250	256
2.45%, 3/22/21	735	741
1.88%, 4/26/21	387	387
Barclays PLC,
3.20%, 8/10/21	725	735
3.68%, 1/10/23	250	256
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 5/16/24 (4)	800	844
4.38%, 1/12/26	700	756
5.25%, 8/17/45	730	887
BNP Paribas S.A.,
5.00%, 1/15/21	1,000	1,032
3.25%, 3/3/23	250	259
HSBC Holdings PLC,
3.40%, 3/8/21	1,000	1,016
5.10%, 4/5/21	1,600	1,659
2.95%, 5/25/21	1,600	1,620
4.88%, 1/14/22	500	528
6.50%, 9/15/37	300	415
6.80%, 6/1/38	150	214
5.25%, 3/14/44	1,000	1,265
Mitsubishi UFJ Financial Group, Inc.,
3.54%, 7/26/21	1,000	1,024
2.19%, 9/13/21	820	822
3.29%, 7/25/27	750	782
3.74%, 3/7/29	1,500	1,619
Mizuho Financial Group, Inc.,
2.27%, 9/13/21	470	472
2.60%, 9/11/22	200	203
Royal Bank of Canada,
2.50%, 1/19/21	200	201
2.30%, 3/22/21	250	251
3.70%, 10/5/23	500	529
4.65%, 1/27/26	600	666
Royal Bank of Scotland Group PLC,
6.13%, 12/15/22	395	432

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Diversified Banks – 0.8%continued
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 6/25/24 (4)	$500	$531
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 3/22/25 (4)	250	266
Sumitomo Mitsui Financial Group, Inc.,
2.06%, 7/14/21	495	496
2.63%, 7/14/26	1,000	1,001
3.54%, 1/17/28	1,250	1,323
		24,304
Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
4.63%, 7/2/44	215	236
5.13%, 9/14/45	35	41
Tyco Electronics Group S.A.,
3.50%, 2/3/22	125	129
7.13%, 10/1/37	50	73
		479
Exploration & Production – 0.1%
Burlington Resources LLC,
7.20%, 8/15/31	320	455
7.40%, 12/1/31	120	173
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,695	1,805
7.20%, 1/15/32	15	20
6.45%, 6/30/33	135	173
6.75%, 2/1/39	200	271
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	254
Encana Corp.,
6.63%, 8/15/37	180	218
Nexen, Inc.,
7.88%, 3/15/32	75	108
5.88%, 3/10/35	210	268
6.40%, 5/15/37	390	535
		4,280
Financial Services – 0.1%
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	830	865
4.42%, 11/15/35	1,000	1,070
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Financial Services – 0.1%continued
Invesco Finance PLC,
4.00%, 1/30/24	$100	$106
3.75%, 1/15/26	1,000	1,066
		3,107
Food & Beverage – 0.0%
Coca-Cola European Partners PLC,
3.25%, 8/19/21	500	506
Coca-Cola Femsa S.A.B. de C.V.,
5.25%, 11/26/43	150	183
Diageo Capital PLC,
3.88%, 4/29/43	175	194
		883
Government Development Banks – 0.8%
Export Development Canada,
1.50%, 5/26/21	1,000	997
2.75%, 3/15/23	1,000	1,033
Export-Import Bank of Korea,
4.00%, 1/29/21	1,000	1,021
2.63%, 5/26/26	1,000	1,008
Japan Bank for International Cooperation,
1.88%, 4/20/21	800	800
2.38%, 11/16/22	1,000	1,013
2.75%, 11/16/27	2,000	2,081
3.50%, 10/31/28	750	825
Korea Development Bank (The),
3.00%, 9/14/22	215	221
3.38%, 3/12/23	300	311
Kreditanstalt fuer Wiederaufbau,
2.63%, 4/12/21	1,500	1,518
2.63%, 1/25/22	900	918
2.13%, 6/15/22	1,000	1,011
2.00%, 10/4/22	250	252
2.13%, 1/17/23	1,000	1,013
1.38%, 8/5/24	3,000	2,948
2.00%, 5/2/25	1,500	1,518
2.88%, 4/3/28	1,215	1,300
0.00%, 4/18/36 (10)	500	340
Landwirtschaftliche Rentenbank,
2.38%, 6/10/25	1,000	1,029
Oesterreichische Kontrollbank A.G.,
2.38%, 10/1/21	1,000	1,011

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Government Development Banks – 0.8%continued
Svensk Exportkredit AB,
1.75%, 3/10/21	$500	$500
		22,668
Government Local – 0.0%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	511
Government Regional – 0.3%
Hydro-Quebec,
9.40%, 2/1/21	200	216
Province of British Columbia Canada,
2.65%, 9/22/21	150	152
2.00%, 10/23/22	300	302
7.25%, 9/1/36	175	278
Province of Manitoba Canada,
2.10%, 9/6/22	100	101
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	402
Province of Ontario Canada,
2.45%, 6/29/22	500	508
3.40%, 10/17/23	2,000	2,115
2.50%, 4/27/26	500	511
Province of Quebec Canada,
2.75%, 8/25/21	100	102
2.63%, 2/13/23	875	898
7.50%, 7/15/23	300	356
7.13%, 2/9/24	100	120
2.50%, 4/9/24	91	93
2.88%, 10/16/24	250	261
7.50%, 9/15/29	375	541
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	232
		7,188
Hardware – 0.0%
Seagate HDD Cayman,
4.88%, 6/1/27	370	393
5.75%, 12/1/34	142	149
		542
Integrated Oils – 0.6%
BP Capital Markets PLC,
3.99%, 9/26/23	30	32
3.28%, 9/19/27	595	626
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Integrated Oils – 0.6%continued
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	$300	$321
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	1,050
Equinor ASA,
2.75%, 11/10/21	145	148
2.45%, 1/17/23	280	284
7.75%, 6/15/23	350	415
3.25%, 11/10/24	125	132
3.63%, 9/10/28	360	395
4.25%, 11/23/41	350	406
Husky Energy, Inc.,
4.40%, 4/15/29	85	91
Petroleos Mexicanos,
6.50%, 3/13/27	2,380	2,527
6.63%, 6/15/35	200	205
6.50%, 6/2/41	190	189
6.75%, 9/21/47	870	872
6.35%, 2/12/48	1,500	1,447
Shell International Finance B.V.,
2.25%, 1/6/23	345	348
2.88%, 5/10/26	100	104
2.50%, 9/12/26	1,335	1,357
2.38%, 11/7/29	25	25
4.13%, 5/11/35	1,010	1,182
6.38%, 12/15/38	415	606
5.50%, 3/25/40	225	304
3.63%, 8/21/42	200	214
4.55%, 8/12/43	60	73
4.38%, 5/11/45	390	466
3.75%, 9/12/46	230	253
Suncor Energy, Inc.,
7.15%, 2/1/32	200	280
5.95%, 12/1/34	50	65
5.95%, 5/15/35	430	558
6.80%, 5/15/38	130	185
Total Capital International S.A.,
2.75%, 6/19/21	30	30
2.88%, 2/17/22	200	204
3.70%, 1/15/24	415	441
3.75%, 4/10/24	330	353
		16,188

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Internet Media – 0.0%
Baidu, Inc.,
3.50%, 11/28/22	$200	$206
Life Insurance – 0.0%
AXA S.A.,
8.60%, 12/15/30	75	109
Machinery Manufacturing – 0.0%
Ingersoll-Rand Luxembourg Finance S.A.,
3.50%, 3/21/26	250	261
4.65%, 11/1/44	35	40
		301
Medical Equipment & Devices Manufacturing – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	319
5.00%, 3/15/42	100	120
		439
Metals & Mining – 0.1%
BHP Billiton Finance USA Ltd.,
4.13%, 2/24/42	600	684
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	136
5.75%, 6/1/35	100	129
Rio Tinto Finance USA PLC,
4.75%, 3/22/42	150	184
4.13%, 8/21/42	300	344
		1,477
Pharmaceuticals – 0.2%
Allergan Funding SCS,
3.85%, 6/15/24	1,000	1,050
3.80%, 3/15/25	750	788
AstraZeneca PLC,
3.13%, 6/12/27	100	104
6.45%, 9/15/37	450	635
4.00%, 9/18/42	250	275
Mylan N.V.,
3.95%, 6/15/26	285	297
Sanofi,
4.00%, 3/29/21	500	514
3.63%, 6/19/28	250	275
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/21	1,000	1,006
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Pharmaceuticals – 0.2%continued
2.88%, 9/23/23	$250	$255
Takeda Pharmaceutical Co. Ltd.,
4.40%, 11/26/23	300	322
		5,521
Pipeline – 0.1%
Enbridge, Inc.,
4.50%, 6/10/44	40	44
TransCanada PipeLines Ltd.,
9.88%, 1/1/21	175	188
5.85%, 3/15/36	200	247
6.20%, 10/15/37	445	581
6.10%, 6/1/40	375	496
(Variable, ICE LIBOR USD 3M + 2.21%), 4.12%, 5/15/67 (2)	100	84
		1,640
Property & Casualty Insurance – 0.1%
Aon PLC,
3.50%, 6/14/24	500	524
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	291
Willis Towers Watson PLC,
5.75%, 3/15/21	450	469
XLIT Ltd.,
4.45%, 3/31/25	210	229
5.25%, 12/15/43	250	323
		1,836
Railroad – 0.1%
Canadian National Railway Co.,
2.85%, 12/15/21	85	86
2.75%, 3/1/26	250	256
6.90%, 7/15/28	25	33
6.25%, 8/1/34	15	21
6.20%, 6/1/36	40	56
6.38%, 11/15/37	20	29
3.50%, 11/15/42	150	157
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	956
		1,594
Retail - Consumer Discretionary – 0.0%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	335	349

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Software & Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	$150	$169
5.65%, 11/23/43	285	338
		507
Sovereigns – 1.0%
Canada Government International Bond,
2.00%, 11/15/22	500	505
Chile Government International Bond,
3.25%, 9/14/21	400	407
3.13%, 1/21/26	500	521
3.63%, 10/30/42	200	215
Colombia Government International Bond,
4.38%, 7/12/21	1,000	1,031
4.50%, 1/28/26	500	545
7.38%, 9/18/37	350	497
6.13%, 1/18/41	250	324
5.63%, 2/26/44	500	621
5.00%, 6/15/45	1,500	1,742
Hungary Government International Bond,
6.38%, 3/29/21	1,000	1,054
5.38%, 3/25/24	1,000	1,127
Indonesia Government International Bond,
3.50%, 1/11/28	500	522
Israel Government International Bond,
4.00%, 6/30/22	250	262
4.50%, 1/30/43	200	240
Korea International Bond,
3.88%, 9/11/23	200	213
2.75%, 1/19/27	200	204
3.50%, 9/20/28	500	543
Mexico Government International Bond,
4.00%, 10/2/23	150	158
3.75%, 1/11/28	1,000	1,039
7.50%, 4/8/33	100	143
6.75%, 9/27/34	750	1,027
6.05%, 1/11/40	820	1,066
4.75%, 3/8/44	1,000	1,105
5.55%, 1/21/45	500	615
4.60%, 1/23/46	500	542
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Sovereigns – 1.0%continued
4.35%, 1/15/47	$500	$528
Panama Government International Bond,
4.00%, 9/22/24	575	616
3.75%, 3/16/25	500	531
3.88%, 3/17/28	500	545
6.70%, 1/26/36	550	771
4.50%, 5/15/47	250	297
Peruvian Government International Bond,
7.35%, 7/21/25	500	630
6.55%, 3/14/37	500	731
5.63%, 11/18/50	600	877
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,076
10.63%, 3/16/25	500	707
5.50%, 3/30/26	200	236
7.75%, 1/14/31	500	739
6.38%, 10/23/34	500	709
5.00%, 1/13/37	500	638
3.70%, 2/2/42	500	565
Republic of Italy Government International Bond,
5.38%, 6/15/33	175	204
Republic of Poland Government International Bond,
5.13%, 4/21/21	150	156
3.00%, 3/17/23	1,000	1,030
4.00%, 1/22/24	150	161
Uruguay Government International Bond,
7.63%, 3/21/36	250	369
4.13%, 11/20/45	400	430
5.10%, 6/18/50	750	900
		29,714
Supermarkets & Pharmacies – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	143
Supranationals – 1.3%
African Development Bank,
1.25%, 7/26/21	500	497
3.00%, 9/20/23	750	785

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Supranationals – 1.3%continued
Asian Development Bank,
2.25%, 1/20/21	$5,000	$5,030
2.13%, 11/24/21	100	101
2.00%, 4/24/26	1,000	1,005
2.50%, 11/2/27	500	520
Corp. Andina de Fomento,
4.38%, 6/15/22	613	643
European Bank for Reconstruction & Development,
2.75%, 3/7/23	500	516
European Investment Bank,
2.38%, 5/13/21	2,500	2,524
2.13%, 10/15/21	200	202
2.25%, 3/15/22	250	253
3.25%, 1/29/24	250	265
2.25%, 6/24/24	2,000	2,040
2.50%, 10/15/24	1,000	1,034
2.13%, 4/13/26	1,500	1,519
4.88%, 2/15/36	200	268
Inter-American Development Bank,
1.88%, 3/15/21	250	251
2.63%, 4/19/21	2,000	2,024
1.25%, 9/14/21	550	546
1.75%, 9/14/22	400	401
3.00%, 2/21/24	150	157
2.13%, 1/15/25	500	508
2.00%, 6/2/26	1,000	1,007
3.13%, 9/18/28	1,000	1,092
3.88%, 10/28/41	200	245
International Bank for Reconstruction & Development,
2.25%, 6/24/21	500	504
2.75%, 7/23/21	4,000	4,066
1.38%, 9/20/21	2,000	1,990
2.00%, 1/26/22	235	237
1.63%, 2/10/22	1,000	999
2.50%, 11/25/24	600	620
2.13%, 3/3/25	700	712
2.50%, 7/29/25	500	519
4.75%, 2/15/35	25	33
International Finance Corp.,
2.25%, 1/25/21	155	156
1.13%, 7/20/21	1,000	992
2.88%, 7/31/23	1,321	1,373
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Supranationals – 1.3%continued
Nordic Investment Bank,
2.25%, 2/1/21	$667	$670
2.25%, 5/21/24	1,000	1,020
		37,324
Winding Up Agencies – 0.1%
FMS Wertmanagement,
2.75%, 3/6/23	1,500	1,548
Wireless Telecommunications Services – 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	302
6.13%, 11/15/37	505	661
Rogers Communications, Inc.,
3.00%, 3/15/23	80	82
3.63%, 12/15/25	1,000	1,067
4.50%, 3/15/43	45	50
5.45%, 10/1/43	130	164
Vodafone Group PLC,
3.75%, 1/16/24	420	444
4.13%, 5/30/25	895	972
7.88%, 2/15/30	15	21
6.15%, 2/27/37	1,065	1,376
4.38%, 2/19/43	95	102
5.25%, 5/30/48	135	162
		5,403
Wireline Telecommunications Services – 0.1%
British Telecommunications PLC,
9.63%, 12/15/30	100	154
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	589
Orange S.A.,
9.00%, 3/1/31	610	945
Telefonica Emisiones S.A.,
5.46%, 2/16/21	155	161
4.57%, 4/27/23	240	258
4.10%, 3/8/27	1,010	1,093
5.21%, 3/8/47	150	178
4.90%, 3/6/48	80	92
		3,470
Total Foreign Issuer Bonds
(Cost $191,847)		202,890

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 29.0%(11)
Fannie Mae – 12.0%
2.25%, 4/12/22	$3,000	$3,045
2.88%, 9/12/23	1,500	1,566
1.75%, 7/2/24	2,000	2,002
2.63%, 9/6/24	1,000	1,041
2.13%, 4/24/26	1,000	1,015
7.13%, 1/15/30	1,500	2,172
6.63%, 11/15/30	200	285
5.63%, 7/15/37	500	732
Fannie Mae-Aces, Series 2012-M17, Class A2,
2.18%, 11/25/22	149	150
Fannie Mae-Aces, Series 2012-M2, Class A2,
2.72%, 2/25/22	97	98
Fannie Mae-Aces, Series 2012-M4, Class 1A2,
2.98%, 4/25/22	61	62
Fannie Mae-Aces, Series 2012-M5, Class A2,
2.72%, 2/25/22	111	113
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	131	132
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	170	177
Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.52%, 3/25/23(1) (2)	95	96
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	88	88
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	100	103
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.48%, 1/25/24	271	284
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	150	152
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.83%, 4/25/25(1) (2)	500	514
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	$250	$255
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	100	102
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	101
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	251
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	245	246
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	99
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.42%, 10/25/26(1) (2)	100	101
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	130
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.80%, 2/25/27(1) (2)	100	103
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.59%, 12/25/26(1) (2)	150	153
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.18%, 4/25/29(1) (2)	125	132
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	300	313
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(1) (2)	250	260
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.38%, 7/25/28(1) (2)	200	214
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.70%, 9/25/30(1) (2)	200	219

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.90%, 1/25/28(1) (2)	$125	$130
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.09%, 2/25/30(1) (2)	100	105
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.05%, 3/25/28(1) (2)	100	105
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.33%, 6/25/28(1) (2)	100	106
Fannie Mae-Aces, Series 2019-M1, Class A2,
3.56%, 9/25/28(1) (2)	250	270
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	200	200
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	150	163
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	200	210
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 4/25/29	200	207
Pool #256792,
6.50%, 6/1/22	9	10
Pool #256925,
6.00%, 10/1/37	15	17
Pool #256959,
6.00%, 11/1/37	82	94
Pool #257042,
6.50%, 1/1/38	179	204
Pool #257106,
4.50%, 1/1/28	2	2
Pool #257237,
4.50%, 6/1/28	24	25
Pool #707791,
5.00%, 6/1/33	94	104
Pool #725425,
5.50%, 4/1/34	35	40
Pool #730811,
4.50%, 8/1/33	79	85
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #735222,
5.00%, 2/1/35	$21	$23
Pool #735358,
5.50%, 2/1/35	86	96
Pool #735502,
6.00%, 4/1/35	12	14
Pool #737853,
5.00%, 9/1/33	196	216
Pool #745336,
5.00%, 3/1/36	432	476
Pool #745418,
5.50%, 4/1/36	31	35
Pool #745754,
5.00%, 9/1/34	243	268
Pool #745826,
6.00%, 7/1/36	104	116
Pool #747383,
5.50%, 10/1/33	90	97
Pool #755632,
5.00%, 4/1/34	65	72
Pool #772730,
5.00%, 4/1/34	72	79
Pool #790406,
6.00%, 9/1/34	47	54
Pool #793666,
5.50%, 9/1/34	55	60
Pool #796250,
5.50%, 11/1/34	42	47
Pool #800471,
5.50%, 10/1/34	185	204
Pool #811944,
4.50%, 1/1/20(12)	—	—
Pool #817795,
6.00%, 8/1/36	21	23
Pool #826057,
5.00%, 7/1/35	51	56
Pool #826585,
5.00%, 8/1/35	98	108
Pool #828523,
5.00%, 7/1/35	36	40
Pool #831676,
6.50%, 8/1/36	13	14

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #832628,
5.50%, 9/1/20	$3	$3
Pool #833067,
5.50%, 9/1/35	126	141
Pool #833163,
5.00%, 9/1/35	59	65
Pool #840577,
5.00%, 10/1/20	2	2
Pool #844909,
4.50%, 10/1/20(12)	—	—
Pool #845425,
6.00%, 2/1/36	63	72
Pool #847921,
5.50%, 11/1/20	13	13
Pool #863759,
4.00%, 12/1/20(12)	—	—
Pool #864435,
4.50%, 12/1/20	7	8
Pool #868435,
6.00%, 4/1/36	102	116
Pool #869710,
6.00%, 4/1/36	40	44
Pool #871135,
6.00%, 1/1/37	33	37
Pool #880505,
6.00%, 8/1/21	2	2
Pool #881818,
6.50%, 8/1/36	86	99
Pool #885769,
6.00%, 6/1/36	5	6
Pool #885866,
6.00%, 6/1/36	74	83
Pool #888100,
5.50%, 9/1/36	150	169
Pool #888152,
5.00%, 5/1/21(13)	—	1
Pool #888205,
6.50%, 2/1/37	31	36
Pool #888447,
4.00%, 5/1/21	2	2
Pool #889224,
5.50%, 1/1/37	164	184
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #889390,
6.00%, 3/1/23	$10	$10
Pool #889401,
6.00%, 3/1/38	71	81
Pool #889415,
6.00%, 5/1/37	319	366
Pool #889579,
6.00%, 5/1/38	150	172
Pool #889630,
6.50%, 3/1/38	20	22
Pool #889970,
5.00%, 12/1/36	119	131
Pool #890234,
6.00%, 10/1/38	72	82
Pool #890329,
4.00%, 4/1/26	688	718
Pool #890339,
5.00%, 9/1/20	1	1
Pool #890796,
3.50%, 12/1/45	2,813	2,947
Pool #893363,
5.00%, 6/1/36	38	42
Pool #893366,
5.00%, 4/1/35	60	66
Pool #898417,
6.00%, 10/1/36	18	20
Pool #899079,
5.00%, 3/1/37	39	43
Pool #902414,
5.50%, 11/1/36	81	91
Pool #906090,
5.50%, 1/1/37	99	110
Pool #910147,
5.00%, 3/1/22	10	10
Pool #912414,
4.50%, 1/1/22	11	11
Pool #915499,
5.00%, 3/1/37	60	64
Pool #918515,
5.00%, 6/1/37	61	66
Pool #923123,
5.00%, 4/1/36	9	10

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #923166,
7.50%, 1/1/37	$6	$6
Pool #928261,
4.50%, 3/1/36	64	69
Pool #928584,
6.50%, 8/1/37	212	239
Pool #928909,
6.00%, 12/1/37	1	1
Pool #928915,
6.00%, 11/1/37	8	9
Pool #930606,
4.00%, 2/1/39	418	448
Pool #931195,
4.50%, 5/1/24	64	67
Pool #932023,
5.00%, 1/1/38	60	66
Pool #932741,
4.50%, 4/1/40	295	323
Pool #934466,
5.50%, 9/1/23	26	27
Pool #940623,
5.50%, 8/1/37	25	28
Pool #943388,
6.00%, 6/1/37	129	147
Pool #943617,
6.00%, 8/1/37	59	68
Pool #945876,
5.50%, 8/1/37	9	10
Pool #946527,
7.00%, 9/1/37	15	16
Pool #947216,
6.00%, 10/1/37	38	43
Pool #949391,
5.50%, 8/1/22	1	1
Pool #953018,
6.50%, 10/1/37	56	64
Pool #953910,
6.00%, 11/1/37	33	38
Pool #955771,
6.50%, 10/1/37	36	40
Pool #959604,
6.50%, 11/1/37	8	9
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #959880,
5.50%, 11/1/37	$15	$16
Pool #962687,
5.00%, 4/1/38	86	95
Pool #963735,
4.50%, 6/1/23	32	33
Pool #965389,
6.00%, 10/1/23	21	21
Pool #966660,
6.00%, 12/1/37	1	2
Pool #968037,
6.00%, 1/1/38	26	29
Pool #969632,
6.50%, 1/1/38	18	20
Pool #970013,
4.50%, 6/1/38	77	81
Pool #972452,
5.50%, 3/1/38	132	148
Pool #975365,
5.00%, 6/1/23	17	18
Pool #976963,
5.50%, 2/1/38	967	1,088
Pool #981704,
5.00%, 6/1/23	51	53
Pool #981854,
5.50%, 7/1/38	43	47
Pool #984075,
4.50%, 6/1/23	15	15
Pool #986760,
5.50%, 7/1/38	251	281
Pool #987114,
5.50%, 9/1/23	4	4
Pool #987115,
5.50%, 9/1/23	8	8
Pool #992472,
6.00%, 10/1/38	10	10
Pool #992491,
4.50%, 10/1/23	18	19
Pool #993055,
5.50%, 12/1/38	18	20
Pool #995018,
5.50%, 6/1/38	51	57

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #995203,
5.00%, 7/1/35	$357	$394
Pool #995266,
5.00%, 12/1/23	128	133
Pool #995879,
6.00%, 4/1/39	69	80
Pool #AA0649,
5.00%, 12/1/38	222	246
Pool #AA2939,
4.50%, 4/1/39	428	469
Pool #AA4482,
4.00%, 4/1/39	347	372
Pool #AA4562,
4.50%, 9/1/39	374	411
Pool #AA8978,
4.50%, 7/1/39	100	109
Pool #AA9357,
4.50%, 8/1/39	348	377
Pool #AB1048,
4.50%, 5/1/40	526	572
Pool #AB2067,
3.50%, 1/1/41	740	781
Pool #AB2092,
4.00%, 1/1/41	373	403
Pool #AB2272,
4.50%, 2/1/41	511	566
Pool #AB2693,
4.50%, 4/1/41	360	396
Pool #AB2768,
4.50%, 4/1/41	404	440
Pool #AB3035,
5.00%, 5/1/41	572	630
Pool #AB3246,
5.00%, 7/1/41	124	134
Pool #AB4057,
4.00%, 12/1/41	1,445	1,548
Pool #AB4293,
3.50%, 1/1/42	934	984
Pool #AB5049,
4.00%, 4/1/42	1,437	1,537
Pool #AB6016,
3.50%, 8/1/42	649	684
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #AB6293,
3.50%, 9/1/27	$920	$955
Pool #AB6472,
2.00%, 10/1/27	392	391
Pool #AB7076,
3.00%, 11/1/42	2,144	2,209
Pool #AB7503,
3.00%, 1/1/43	928	957
Pool #AB7733,
3.00%, 1/1/43	1,958	2,017
Pool #AB8787,
2.00%, 3/1/28	865	861
Pool #AB9019,
3.00%, 4/1/43	800	824
Pool #AB9136,
2.50%, 4/1/43	93	93
Pool #AB9363,
3.50%, 5/1/43	2,197	2,316
Pool #AB9990,
3.00%, 7/1/33	186	191
Pool #AC2947,
5.50%, 9/1/39	360	387
Pool #AC2969,
5.00%, 9/1/39	1,446	1,595
Pool #AC3263,
4.50%, 9/1/29	132	141
Pool #AC3312,
4.50%, 10/1/39	746	810
Pool #AC4861,
4.50%, 11/1/24	165	171
Pool #AC5040,
4.00%, 10/1/24	86	90
Pool #AC6118,
4.50%, 11/1/39	204	222
Pool #AC6742,
4.50%, 1/1/40	816	894
Pool #AC8518,
5.00%, 12/1/39	306	337
Pool #AC9581,
5.50%, 1/1/40	720	799
Pool #AD0119,
6.00%, 7/1/38	196	224

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #AD0585,
4.50%, 12/1/39	$388	$427
Pool #AD0639,
6.00%, 12/1/38	55	63
Pool #AD0969,
5.50%, 8/1/37	263	296
Pool #AD5241,
4.50%, 7/1/40	207	223
Pool #AD5525,
5.00%, 6/1/40	295	324
Pool #AD5556,
4.00%, 6/1/25	60	63
Pool #AD7859,
5.00%, 6/1/40	191	209
Pool #AE0949,
4.00%, 2/1/41	843	904
Pool #AE0971,
4.00%, 5/1/25	53	56
Pool #AE0981,
3.50%, 3/1/41	677	714
Pool #AE1807,
4.00%, 10/1/40	1,064	1,141
Pool #AE3873,
4.50%, 10/1/40	162	176
Pool #AE5436,
4.50%, 10/1/40	204	221
Pool #AE7758,
3.50%, 11/1/25	119	124
Pool #AH0525,
4.00%, 12/1/40	916	982
Pool #AH1295,
3.50%, 1/1/26	238	247
Pool #AH3226,
5.00%, 2/1/41	63	69
Pool #AH4158,
4.00%, 1/1/41	159	170
Pool #AH4450,
3.00%, 1/1/26	132	135
Pool #AH5573,
4.00%, 2/1/41	741	795
Pool #AH5614,
3.50%, 2/1/26	232	241
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #AH8854,
4.50%, 4/1/41	$229	$249
Pool #AI1247,
4.00%, 4/1/26	113	118
Pool #AI3470,
4.50%, 6/1/41	338	367
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%), 4.05%, 9/1/41(2)	8	9
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%), 3.93%, 11/1/41(2)	10	10
Pool #AI5603,
4.50%, 7/1/41	192	208
Pool #AI7743,
4.00%, 8/1/41	178	191
Pool #AI9137,
2.50%, 11/1/27	1,104	1,119
Pool #AI9555,
4.00%, 9/1/41	471	505
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%), 3.92%, 11/1/41(2)	18	18
Pool #AJ2001,
(Floating, ICE LIBOR USD 1Y + 1.80%), 3.68%, 10/1/41(2)	14	15
Pool #AJ4093,
3.50%, 10/1/26	59	61
Pool #AJ4408,
4.50%, 10/1/41	103	112
Pool #AJ6086,
3.00%, 12/1/26	185	189
Pool #AJ9152,
3.50%, 12/1/26	753	781
Pool #AJ9218,
4.00%, 2/1/42	637	683
Pool #AJ9326,
3.50%, 1/1/42	1,058	1,128
Pool #AJ9355,
3.00%, 1/1/27	410	420
Pool #AK4813,
3.50%, 3/1/42	451	475
Pool #AK4945,
3.50%, 2/1/42	488	515

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #AK7766,
2.50%, 3/1/27	$494	$500
Pool #AK9444,
4.00%, 3/1/42	157	166
Pool #AL0442,
5.50%, 6/1/40	77	86
Pool #AL0766,
4.00%, 9/1/41	1,041	1,119
Pool #AL1449,
4.00%, 1/1/42	1,151	1,232
Pool #AL1849,
6.00%, 2/1/39	307	352
Pool #AL1939,
3.50%, 6/1/42	1,141	1,207
Pool #AL2243,
4.00%, 3/1/42	1,082	1,161
Pool #AL2303,
4.50%, 6/1/26	96	100
Pool #AL2326,
4.50%, 4/1/42	2,077	2,256
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.71%), 4.41%, 8/1/42(2)	66	68
Pool #AL2438,
3.00%, 9/1/27	961	990
Pool #AL2893,
3.50%, 12/1/42	2,703	2,882
Pool #AL3396,
2.50%, 3/1/28	452	459
Pool #AL3803,
3.00%, 6/1/28	847	869
Pool #AL4408,
4.50%, 11/1/43	1,264	1,376
Pool #AL4462,
2.50%, 6/1/28	827	838
Pool #AL4908,
4.00%, 2/1/44	953	1,020
Pool #AL5167,
3.50%, 1/1/34	252	264
Pool #AL5254,
3.00%, 11/1/27	581	597
Pool #AL5377,
4.00%, 6/1/44	2,661	2,869
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #AL5734,
3.50%, 9/1/29	$791	$826
Pool #AL5785,
4.00%, 9/1/44	1,522	1,657
Pool #AL6488,
3.50%, 8/1/43	561	593
Pool #AL7807,
3.00%, 11/1/30	2,117	2,190
Pool #AL8469,
3.50%, 4/1/31	373	388
Pool #AL8908,
3.00%, 8/1/46	781	804
Pool #AL8951,
3.00%, 8/1/46	741	761
Pool #AL9582,
3.00%, 12/1/31	961	992
Pool #AO0752,
3.00%, 4/1/42	622	641
Pool #AO0800,
3.00%, 4/1/27	392	402
Pool #AO2973,
3.50%, 5/1/42	1,343	1,440
Pool #AO4136,
3.50%, 6/1/42	813	857
Pool #AO7970,
2.50%, 6/1/27	263	266
Pool #AO8031,
3.50%, 7/1/42	2,244	2,365
Pool #AO8629,
3.50%, 7/1/42	375	396
Pool #AP6273,
3.00%, 10/1/42	607	626
Pool #AQ6784,
3.50%, 12/1/42	693	731
Pool #AQ8185,
2.50%, 1/1/28	161	163
Pool #AQ8647,
3.50%, 12/1/42	995	1,049
Pool #AR1706,
2.50%, 1/1/28	2,487	2,520
Pool #AR3054,
3.00%, 1/1/28	582	601

NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #AR3792,
3.00%, 2/1/43	$566	$583
Pool #AR8151,
3.00%, 3/1/43	1,129	1,163
Pool #AR9188,
2.50%, 3/1/43	139	139
Pool #AR9582,
3.00%, 3/1/43	368	380
Pool #AS0018,
3.00%, 7/1/43	2,395	2,465
Pool #AS0275,
3.00%, 8/1/33	234	241
Pool #AS3294,
4.00%, 9/1/44	1,751	1,856
Pool #AS3600,
3.00%, 10/1/29	1,308	1,349
Pool #AS3657,
4.50%, 10/1/44	1,022	1,089
Pool #AS4085,
4.00%, 12/1/44	530	570
Pool #AS4306,
3.00%, 1/1/45	1,007	1,032
Pool #AS4458,
3.50%, 2/1/45	3,257	3,431
Pool #AS4715,
3.00%, 4/1/45	888	911
Pool #AS5090,
2.50%, 6/1/30	320	325
Pool #AS5324,
2.50%, 7/1/30	743	752
Pool #AS5500,
3.00%, 7/1/35	370	380
Pool #AS5666,
4.00%, 8/1/45	1,061	1,124
Pool #AS5892,
3.50%, 10/1/45	1,448	1,512
Pool #AS6192,
3.50%, 11/1/45	2,750	2,884
Pool #AS6262,
3.50%, 11/1/45	1,608	1,679
Pool #AS6332,
3.50%, 12/1/45	1,817	1,897
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #AS6398,
3.50%, 12/1/45	$1,275	$1,331
Pool #AS6730,
3.50%, 2/1/46	2,307	2,413
Pool #AS6887,
2.50%, 3/1/31	669	678
Pool #AS7149,
3.00%, 5/1/46	1,331	1,372
Pool #AS7157,
3.00%, 5/1/46	818	838
Pool #AS7247,
4.00%, 5/1/46	508	537
Pool #AS7343,
3.00%, 6/1/46	778	796
Pool #AS7480,
2.00%, 7/1/31	184	182
Pool #AS7580,
3.00%, 7/1/46	933	956
Pool #AS8067,
3.00%, 10/1/46	1,311	1,345
Pool #AS8074,
3.00%, 10/1/46	752	769
Pool #AS8178,
3.00%, 10/1/36	230	236
Pool #AS8194,
2.50%, 10/1/31	2,245	2,277
Pool #AS8424,
3.00%, 12/1/36	364	373
Pool #AS8483,
3.00%, 12/1/46	1,176	1,205
Pool #AS8591,
2.00%, 1/1/32	356	354
Pool #AS8614,
3.50%, 1/1/32	244	255
Pool #AS8699,
4.00%, 1/1/47	3,113	3,277
Pool #AS8787,
2.00%, 2/1/32	191	190
Pool #AS8960,
4.00%, 3/1/47	720	770
Pool #AS9505,
3.00%, 4/1/32	699	720

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #AS9615,
4.50%, 5/1/47	$976	$1,032
Pool #AT0666,
3.50%, 4/1/43	445	471
Pool #AT2720,
3.00%, 5/1/43	1,022	1,053
Pool #AT3164,
3.00%, 4/1/43	1,742	1,795
Pool #AT3180,
3.00%, 5/1/43	2,180	2,246
Pool #AT5026,
3.00%, 5/1/43	1,865	1,921
Pool #AU1657,
2.50%, 7/1/28	385	391
Pool #AU1689,
3.50%, 8/1/43	2,278	2,403
Pool #AU1808,
3.00%, 8/1/43	1,796	1,849
Pool #AU3164,
3.00%, 8/1/33	210	217
Pool #AU5918,
3.00%, 9/1/43	1,697	1,746
Pool #AU5919,
3.50%, 9/1/43	1,152	1,213
Pool #AV0691,
4.00%, 12/1/43	2,056	2,201
Pool #AV2339,
4.00%, 12/1/43	461	493
Pool #AW8167,
3.50%, 2/1/42	536	565
Pool #AW8595,
3.00%, 8/1/29	335	347
Pool #AX2163,
3.50%, 11/1/44	650	680
Pool #AX4413,
4.00%, 11/1/44	1,163	1,225
Pool #AX4839,
3.50%, 11/1/44	1,252	1,309
Pool #AX6139,
4.00%, 11/1/44	1,601	1,714
Pool #AY0544,
2.50%, 8/1/27	1,148	1,163
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #AY3062,
3.00%, 11/1/26	$379	$390
Pool #AY9555,
3.00%, 5/1/45	1,392	1,426
Pool #AZ1449,
3.00%, 7/1/45	973	996
Pool #AZ2936,
3.00%, 9/1/45	514	526
Pool #AZ2947,
4.00%, 9/1/45	1,133	1,200
Pool #AZ4775,
3.50%, 10/1/45	817	853
Pool #AZ6684,
3.00%, 2/1/31	721	743
Pool #BA2911,
3.00%, 11/1/30	328	338
Pool #BC0326,
3.50%, 12/1/45	601	627
Pool #BC0822,
3.50%, 4/1/46	5,358	5,591
Pool #BC1105,
3.50%, 2/1/46	2,194	2,290
Pool #BC1510,
3.00%, 8/1/46	645	661
Pool #BC9096,
3.50%, 12/1/46	870	904
Pool #BE3171,
2.50%, 2/1/32	715	725
Pool #BH1130,
3.50%, 4/1/32	576	599
Pool #BH5784,
3.00%, 11/1/32	2,470	2,548
Pool #BH7032,
3.50%, 12/1/47	616	640
Pool #BH7106,
3.50%, 1/1/48	1,260	1,309
Pool #BH9215,
3.50%, 1/1/48	2,204	2,292
Pool #BJ0648,
3.50%, 3/1/48	1,307	1,356
Pool #BJ9181,
5.00%, 5/1/48	942	1,008

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #BJ9260,
4.00%, 4/1/48	$1,246	$1,304
Pool #BJ9977,
4.00%, 5/1/48	596	624
Pool #BK0276,
4.00%, 9/1/48	450	470
Pool #BK0920,
4.00%, 7/1/48	2,552	2,657
Pool #BK0922,
4.50%, 7/1/48	382	402
Pool #BK4740,
4.00%, 8/1/48	707	737
Pool #BK4764,
4.00%, 8/1/48	750	781
Pool #BK4816,
4.00%, 9/1/48	1,314	1,373
Pool #BM1687,
4.00%, 1/1/47	2,901	3,054
Pool #BM1787,
4.00%, 9/1/47	1,782	1,908
Pool #BM2001,
3.50%, 12/1/46	328	342
Pool #BM3286,
4.50%, 11/1/47	195	206
Pool #BM4151,
2.50%, 6/1/32	2,311	2,338
Pool #BM5288,
3.50%, 1/1/34	798	829
Pool #BM5466,
2.50%, 10/1/43	806	802
Pool #BM5804,
5.00%, 1/1/49	1,420	1,520
Pool #BN1176,
4.50%, 11/1/48	575	608
Pool #BN1628,
4.50%, 11/1/48	469	494
Pool #BN5947,
3.50%, 6/1/49	562	580
Pool #BN6097,
4.00%, 6/1/49	3,767	3,928
Pool #BN6683,
3.50%, 6/1/49	1,445	1,487
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #BO1012,
3.50%, 8/1/49	$702	$724
Pool #BO1021,
3.50%, 8/1/49	710	733
Pool #BO1169,
3.50%, 7/1/49	505	520
Pool #BO1444,
3.00%, 10/1/49	546	556
Pool #BO1461,
3.00%, 10/1/49	299	304
Pool #BO3181,
2.50%, 10/1/49	1,335	1,321
Pool #BO4708,
3.00%, 11/1/49	1,346	1,366
Pool #BO8620,
3.00%, 12/1/49	1,129	1,146
Pool #CA0110,
3.50%, 8/1/47	1,532	1,591
Pool #CA0619,
4.00%, 10/1/47	351	369
Pool #CA0620,
4.00%, 10/1/47	3,757	3,946
Pool #CA0656,
3.50%, 11/1/47	2,044	2,140
Pool #CA0859,
3.50%, 12/1/47	1,996	2,071
Pool #CA0917,
3.50%, 12/1/47	1,231	1,288
Pool #CA1370,
4.00%, 3/1/48	777	824
Pool #CA1378,
4.00%, 3/1/48	785	822
Pool #CA1564,
4.50%, 4/1/48	394	415
Pool #CA1711,
4.50%, 5/1/48	1,154	1,217
Pool #CA1902,
4.50%, 6/1/48	1,206	1,293
Pool #CA1909,
4.50%, 6/1/48	542	571
Pool #CA1951,
4.00%, 7/1/48	856	896

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #CA1952,
4.50%, 6/1/48	$413	$436
Pool #CA2056,
4.50%, 7/1/48	535	565
Pool #CA2208,
4.50%, 8/1/48	397	418
Pool #CA2256,
3.50%, 8/1/33	758	786
Pool #CA2366,
3.50%, 9/1/48	651	674
Pool #CA2375,
4.00%, 9/1/48	2,559	2,667
Pool #CA2559,
4.00%, 11/1/33	884	923
Pool #CA2616,
3.50%, 11/1/48	1,843	1,933
Pool #CA2729,
4.50%, 11/1/48	2,424	2,560
Pool #FM1708,
3.00%, 12/1/45	489	504
Pool #MA0361,
4.00%, 3/1/30	125	131
Pool #MA0667,
4.00%, 3/1/31	332	353
Pool #MA0706,
4.50%, 4/1/31	393	422
Pool #MA0711,
3.50%, 4/1/31	211	217
Pool #MA0804,
4.00%, 7/1/31	218	232
Pool #MA0976,
3.50%, 2/1/32	474	496
Pool #MA1107,
3.50%, 7/1/32	602	629
Pool #MA1138,
3.50%, 8/1/32	328	343
Pool #MA1141,
3.00%, 8/1/32	170	175
Pool #MA1200,
3.00%, 10/1/32	925	953
Pool #MA1239,
3.50%, 11/1/32	446	466
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #MA1432,
3.00%, 5/1/33	$936	$965
Pool #MA1511,
2.50%, 7/1/33	285	285
Pool #MA1764,
4.00%, 1/1/34	398	424
Pool #MA2320,
3.00%, 7/1/35	824	845
Pool #MA2473,
3.50%, 12/1/35	352	367
Pool #MA2489,
2.50%, 12/1/30	1,077	1,091
Pool #MA2512,
4.00%, 1/1/46	479	507
Pool #MA2670,
3.00%, 7/1/46	2,132	2,184
Pool #MA2672,
3.00%, 7/1/36	464	476
Pool #MA2705,
3.00%, 8/1/46	1,506	1,541
Pool #MA2737,
3.00%, 9/1/46	684	700
Pool #MA2738,
3.00%, 9/1/36	668	686
Pool #MA2771,
3.00%, 10/1/46	739	757
Pool #MA2775,
2.50%, 10/1/31	379	384
Pool #MA2781,
2.50%, 10/1/46	492	489
Pool #MA2804,
3.00%, 11/1/36	826	848
Pool #MA2817,
2.50%, 11/1/36	367	369
Pool #MA2841,
2.50%, 12/1/36	150	151
Pool #MA2863,
3.00%, 1/1/47	10,898	11,152
Pool #MA2895,
3.00%, 2/1/47	629	645
Pool #MA2929,
3.50%, 3/1/47	3,550	3,685

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #MA3028,
3.50%, 6/1/37	$739	$769
Pool #MA3057,
3.50%, 7/1/47	1,837	1,905
Pool #MA3058,
4.00%, 7/1/47	678	710
Pool #MA3059,
3.50%, 7/1/37	139	145
Pool #MA3073,
4.50%, 7/1/47	1,293	1,374
Pool #MA3121,
4.00%, 9/1/47	6,750	7,092
Pool #MA3127,
3.00%, 9/1/37	304	311
Pool #MA3150,
4.50%, 10/1/47	632	668
Pool #MA3181,
3.50%, 11/1/37	228	237
Pool #MA3182,
3.50%, 11/1/47	1,948	2,026
Pool #MA3184,
4.50%, 11/1/47	196	207
Pool #MA3185,
3.00%, 11/1/37	386	397
Pool #MA3188,
3.00%, 11/1/32	1,065	1,094
Pool #MA3211,
4.00%, 12/1/47	367	385
Pool #MA3239,
4.00%, 1/1/48	1,543	1,620
Pool #MA3276,
3.50%, 2/1/48	1,683	1,746
Pool #MA3281,
4.00%, 2/1/38	761	802
Pool #MA3334,
4.50%, 4/1/48	1,313	1,385
Pool #MA3385,
4.50%, 6/1/48	509	537
Pool #MA3412,
3.50%, 7/1/38	468	488
Pool #MA3413,
4.00%, 7/1/38	173	182
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Fannie Mae – 12.0%continued
Pool #MA3443,
4.00%, 8/1/48	$591	$614
Pool #MA3444,
4.50%, 8/1/48	492	519
Pool #MA3467,
4.00%, 9/1/48	582	607
Pool #MA3492,
4.00%, 10/1/38	152	160
Pool #MA3547,
3.00%, 12/1/33	817	838
Pool #MA3590,
4.00%, 2/1/39	157	163
Pool #MA3685,
3.00%, 6/1/49	918	932
Pool #MA3692,
3.50%, 7/1/49	797	820
Pool #MA3695,
3.00%, 7/1/34	360	369
Pool #MA3744,
3.00%, 8/1/49	968	983
Pool #MA3765,
2.50%, 9/1/49	1,331	1,316
Pool #MA3870,
12/1/49(14)	499	493
Pool #MA3871,
3.00%, 12/1/49	668	678
Pool #MA3902,
1/1/50(14)	500	495
		341,543
Federal Farm Credit Bank – 0.0%
1.38%, 10/11/22	1,000	994
Federal Home Loan Bank – 0.4%
1.88%, 7/7/21	3,500	3,515
1.70%, 8/25/21	2,200	2,200
3.00%, 10/12/21	3,000	3,074
2.00%, 8/26/22	3,000	3,000
5.50%, 7/15/36	500	703
		12,492
Freddie Mac – 1.5%
2.38%, 2/16/21	2,000	2,017
2.38%, 1/13/22	1,500	1,523
2.75%, 6/19/23	1,000	1,039
6.75%, 3/15/31	1,200	1,739

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac – 1.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	$93	$95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	498	504
Freddie Mac Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	150	151
Freddie Mac Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	350	353
Freddie Mac Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	203
Freddie Mac Multifamily Structured Pass Through Certificates, Series K028, Class A2,
3.11%, 2/25/23	300	309
Freddie Mac Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23	250	259
Freddie Mac Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23	300	311
Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	227	236
Freddie Mac Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23	365	380
Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	350	362
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac – 1.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,
3.39%, 3/25/24	$295	$310
Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	315
Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	300	314
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	205
Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	209
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	262
Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2,
3.31%, 9/25/25	300	317
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	313
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	257
Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	513
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	407

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac – 1.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	$250	$256
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	371
Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,
3.12%, 6/25/27	350	368
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	264
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	159
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	211
Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,
3.30%, 11/25/27	150	160
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	161
Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,
3.35%, 1/25/28	150	160
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	163
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	163
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac – 1.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	$200	$221
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	220
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	165
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	221
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	388
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	224
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	221
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	538
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	162

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac – 1.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	$300	$320
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	209
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	312
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	253
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	110
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	111
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	107
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	108
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	104
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	103
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	107
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac – 1.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	$100	$110
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	112
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	113
Freddie Mac Multifamily Structured Pass Through Certificates, Series K716, Class A2,
3.13%, 6/25/21	500	505
Freddie Mac Multifamily Structured Pass Through Certificates, Series K718, Class A2,
2.79%, 1/25/22	250	253
Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K721, Class A2,
3.09%, 8/25/22	250	255
Freddie Mac Multifamily Structured Pass Through Certificates, Series K722, Class A2,
2.41%, 3/25/23	250	253
Freddie Mac Multifamily Structured Pass Through Certificates, Series K723, Class A2,
2.45%, 8/25/23	250	253
Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,
3.14%, 10/25/24	200	209
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	200	212

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac – 1.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,
3.60%, 2/25/25	$150	$159
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	400	427
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,
3.75%, 8/25/25	500	536
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,
3.21%, 2/25/26	200	210
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,
2.86%, 5/25/26	150	155
Pool #QA0127,
3.50%, 6/1/49	2,176	2,251
Pool #QA1132,
3.50%, 7/1/49	1,133	1,167
Pool #QA1263,
3.50%, 7/1/49	1,176	1,224
Pool #QA4699,
3.00%, 11/1/49	772	783
Pool #RA1501,
3.00%, 10/1/49	655	664
Pool #SD0163,
3.00%, 12/1/49	1,558	1,586
Pool #SD8023,
2.50%, 11/1/49	994	983
Pool #SD8029,
2.50%, 12/1/49	997	986
Pool #SD8037,
1/1/50(14)	1,000	989
Pool #ZI6135,
5.00%, 9/1/34	675	744
Pool #ZM5659,
3.50%, 2/1/48	1,178	1,222
Pool #ZM7378,
5.00%, 7/1/48	566	606
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac – 1.5%continued
Pool #ZN1506,
3.50%, 11/1/48	$1,275	$1,338
Pool #ZN3447,
3.50%, 2/1/49	528	550
Pool #ZS4759,
3.50%, 3/1/48	1,444	1,502
Pool #ZT1702,
4.00%, 1/1/49	2,515	2,615
Pool #ZT2091,
3.00%, 6/1/34	438	450
		43,510
Freddie Mac Gold – 6.8%
Pool #A16753,
5.00%, 11/1/33	42	46
Pool #A17665,
5.00%, 1/1/34	43	48
Pool #A27950,
5.50%, 11/1/34	200	225
Pool #A31136,
5.50%, 1/1/35	194	212
Pool #A39306,
5.50%, 11/1/35	99	108
Pool #A46224,
5.00%, 7/1/35	17	18
Pool #A48104,
5.00%, 1/1/36	57	63
Pool #A51296,
6.00%, 8/1/36	6	7
Pool #A54897,
6.50%, 8/1/36	11	12
Pool #A56110,
5.50%, 12/1/36	115	124
Pool #A57604,
5.00%, 3/1/37	129	142
Pool #A58718,
5.50%, 3/1/37	12	13
Pool #A59081,
5.50%, 4/1/37	127	140
Pool #A61560,
5.50%, 10/1/36	208	234
Pool #A61597,
5.50%, 12/1/35	33	35

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #A64474,
5.50%, 9/1/37	$14	$16
Pool #A67116,
7.00%, 10/1/37	15	17
Pool #A68761,
5.50%, 9/1/37	123	132
Pool #A69169,
4.50%, 12/1/37	51	55
Pool #A69303,
6.00%, 11/1/37	17	20
Pool #A73778,
5.00%, 2/1/38	77	85
Pool #A74134,
7.00%, 2/1/38	21	22
Pool #A78507,
5.00%, 6/1/38	263	290
Pool #A81606,
6.00%, 9/1/38	17	18
Pool #A83008,
5.50%, 11/1/38	178	199
Pool #A84432,
4.50%, 2/1/39	42	46
Pool #A88476,
4.50%, 9/1/39	1,243	1,350
Pool #A89346,
4.50%, 10/1/39	692	752
Pool #A90749,
4.50%, 1/1/40	574	624
Pool #A91541,
5.00%, 3/1/40	164	180
Pool #A91626,
4.50%, 3/1/40	349	386
Pool #A91942,
4.50%, 4/1/40	245	266
Pool #A94672,
4.50%, 10/1/40	335	364
Pool #A96296,
4.00%, 1/1/41	417	448
Pool #A96310,
4.00%, 1/1/41	322	346
Pool #A96995,
4.00%, 2/1/41	708	760
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #A97443,
4.50%, 3/1/41	$302	$328
Pool #B17658,
4.50%, 1/1/20(12)	—	—
Pool #B18502,
5.50%, 6/1/20(12)	—	—
Pool #B18931,
4.50%, 3/1/20(12)	—	—
Pool #C03457,
4.50%, 2/1/40	212	230
Pool #C03812,
3.50%, 4/1/42	492	528
Pool #C03821,
3.50%, 4/1/42	1,036	1,094
Pool #C04268,
3.00%, 10/1/42	2,312	2,383
Pool #C09004,
3.50%, 7/1/42	352	371
Pool #C09042,
3.50%, 5/1/43	442	465
Pool #C09063,
4.00%, 9/1/44	342	362
Pool #C09066,
3.50%, 10/1/44	487	509
Pool #C91009,
5.00%, 11/1/26	9	9
Pool #C91247,
5.00%, 4/1/29	98	104
Pool #C91354,
4.00%, 1/1/31	330	352
Pool #C91370,
4.50%, 5/1/31	169	182
Pool #C91388,
3.50%, 2/1/32	208	217
Pool #C91402,
4.00%, 10/1/31	272	290
Pool #C91408,
3.50%, 11/1/31	204	213
Pool #C91485,
3.50%, 8/1/32	324	339
Pool #C91811,
4.00%, 1/1/35	146	156

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #C91826,
3.00%, 5/1/35	$272	$278
Pool #C91858,
3.00%, 12/1/35	287	295
Pool #C91879,
3.00%, 6/1/36	327	336
Pool #C91891,
3.00%, 9/1/36	348	357
Pool #C91904,
2.50%, 11/1/36	221	222
Pool #C91908,
3.00%, 1/1/37	146	150
Pool #C91949,
3.00%, 9/1/37	381	391
Pool #C91955,
3.00%, 10/1/37	314	323
Pool #C91970,
3.50%, 1/1/38	401	418
Pool #C91971,
4.00%, 1/1/38	148	156
Pool #C92003,
3.50%, 7/1/38	297	309
Pool #C92010,
4.00%, 8/1/38	383	401
Pool #D97564,
5.00%, 1/1/28	99	106
Pool #D99094,
3.00%, 3/1/32	222	228
Pool #E03033,
3.00%, 2/1/27	378	388
Pool #E04044,
3.50%, 8/1/27	676	702
Pool #E04072,
2.50%, 8/1/27	184	186
Pool #G01907,
4.50%, 8/1/34	21	22
Pool #G01974,
5.00%, 12/1/35	206	228
Pool #G02064,
5.00%, 2/1/36	98	108
Pool #G02069,
5.50%, 3/1/36	14	16
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #G02386,
6.00%, 11/1/36	$151	$173
Pool #G02391,
6.00%, 11/1/36	5	5
Pool #G02540,
5.00%, 11/1/34	48	53
Pool #G02649,
6.00%, 1/1/37	8	9
Pool #G02702,
6.50%, 1/1/37	11	12
Pool #G02789,
6.00%, 4/1/37	580	666
Pool #G02911,
6.00%, 4/1/37	7	8
Pool #G02973,
6.00%, 6/1/37	20	23
Pool #G03121,
5.00%, 6/1/36	82	90
Pool #G03134,
5.50%, 8/1/36	37	42
Pool #G03176,
5.00%, 8/1/37	25	28
Pool #G03218,
6.00%, 9/1/37	22	26
Pool #G03351,
6.00%, 9/1/37	39	44
Pool #G03513,
6.00%, 11/1/37	47	54
Pool #G03600,
7.00%, 11/1/37	20	23
Pool #G03737,
6.50%, 11/1/37	276	311
Pool #G03992,
6.00%, 3/1/38	47	53
Pool #G04287,
5.00%, 5/1/38	92	101
Pool #G04459,
5.50%, 6/1/38	71	79
Pool #G04611,
6.00%, 7/1/38	138	158
Pool #G04650,
6.50%, 9/1/38	77	87

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #G04817,
5.00%, 9/1/38	$51	$56
Pool #G05082,
5.00%, 3/1/38	115	127
Pool #G05167,
4.50%, 2/1/39	140	152
Pool #G05725,
4.50%, 11/1/39	322	354
Pool #G05733,
5.00%, 11/1/39	246	272
Pool #G05870,
4.50%, 4/1/40	424	461
Pool #G05969,
5.00%, 8/1/40	151	165
Pool #G05971,
5.50%, 8/1/40	620	696
Pool #G06020,
5.50%, 12/1/39	571	643
Pool #G06767,
5.00%, 10/1/41	515	568
Pool #G06947,
6.00%, 5/1/40	158	181
Pool #G07030,
4.00%, 6/1/42	1,909	2,057
Pool #G07098,
3.50%, 7/1/42	543	573
Pool #G07152,
4.00%, 6/1/42	1,434	1,537
Pool #G07171,
4.00%, 8/1/42	780	837
Pool #G07445,
2.50%, 7/1/43	594	591
Pool #G07787,
4.00%, 8/1/44	2,602	2,798
Pool #G07924,
3.50%, 1/1/45	782	828
Pool #G07961,
3.50%, 3/1/45	1,575	1,661
Pool #G07998,
4.50%, 7/1/44	372	403
Pool #G08189,
7.00%, 3/1/37	27	32
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #G08192,
5.50%, 4/1/37	$32	$36
Pool #G08341,
5.00%, 4/1/39	677	747
Pool #G08477,
3.50%, 2/1/42	634	669
Pool #G08537,
3.00%, 7/1/43	2,018	2,080
Pool #G08554,
3.50%, 10/1/43	835	880
Pool #G08608,
3.00%, 9/1/44	338	347
Pool #G08614,
3.00%, 11/1/44	3,632	3,729
Pool #G08624,
4.00%, 1/1/45	1,032	1,095
Pool #G08632,
3.50%, 3/1/45	1,398	1,461
Pool #G08648,
3.00%, 6/1/45	625	640
Pool #G08650,
3.50%, 6/1/45	1,107	1,156
Pool #G08653,
3.00%, 7/1/45	1,521	1,560
Pool #G08660,
4.00%, 8/1/45	354	376
Pool #G08666,
3.00%, 9/1/45	4,552	4,665
Pool #G08667,
3.50%, 9/1/45	854	892
Pool #G08672,
4.00%, 10/1/45	479	507
Pool #G08677,
4.00%, 11/1/45	445	472
Pool #G08681,
3.50%, 12/1/45	1,640	1,715
Pool #G08698,
3.50%, 3/1/46	849	888
Pool #G08710,
3.00%, 6/1/46	1,055	1,081
Pool #G08715,
3.00%, 8/1/46	2,296	2,353

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #G08721,
3.00%, 9/1/46	$641	$657
Pool #G08726,
3.00%, 10/1/46	845	867
Pool #G08747,
3.00%, 2/1/47	547	560
Pool #G08766,
3.50%, 6/1/47	1,001	1,040
Pool #G08774,
3.50%, 8/1/47	376	391
Pool #G08785,
4.00%, 10/1/47	1,532	1,611
Pool #G08788,
3.50%, 11/1/47	2,276	2,365
Pool #G08790,
4.50%, 11/1/47	1,360	1,445
Pool #G08792,
3.50%, 12/1/47	601	626
Pool #G08793,
4.00%, 12/1/47	1,609	1,691
Pool #G08794,
4.50%, 12/1/47	472	499
Pool #G08797,
4.00%, 1/1/48	1,340	1,412
Pool #G08814,
4.00%, 5/1/48	1,017	1,064
Pool #G08818,
4.50%, 6/1/48	285	301
Pool #G08827,
4.50%, 7/1/48	660	695
Pool #G08831,
4.00%, 8/1/48	817	852
Pool #G08842,
4.00%, 10/1/48	1,205	1,255
Pool #G11776,
4.50%, 9/1/20	1	1
Pool #G12571,
4.00%, 1/1/22	10	10
Pool #G12673,
5.00%, 9/1/21	3	3
Pool #G12837,
4.50%, 4/1/22	8	8
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #G12868,
5.00%, 11/1/22	$28	$30
Pool #G12869,
5.00%, 9/1/22	19	20
Pool #G13136,
4.50%, 5/1/23	31	33
Pool #G13151,
6.00%, 3/1/23	20	21
Pool #G13201,
4.50%, 7/1/23	19	20
Pool #G13433,
5.50%, 1/1/24	27	29
Pool #G14168,
5.50%, 12/1/24	31	32
Pool #G14239,
4.00%, 9/1/26	639	668
Pool #G14554,
4.50%, 7/1/26	49	51
Pool #G14891,
3.00%, 10/1/28	279	289
Pool #G15089,
2.50%, 11/1/28	470	477
Pool #G15134,
3.00%, 5/1/29	203	210
Pool #G15468,
3.50%, 12/1/29	395	413
Pool #G16499,
2.00%, 8/1/32	123	122
Pool #G16562,
3.50%, 8/1/33	807	844
Pool #G16600,
3.00%, 7/1/33	2,844	2,936
Pool #G16774,
3.50%, 2/1/34	750	777
Pool #G16786,
4.00%, 4/1/34	891	933
Pool #G18220,
6.00%, 11/1/22	4	4
Pool #G18420,
3.00%, 1/1/27	492	505
Pool #G18438,
2.50%, 6/1/27	238	242

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #G18442,
3.50%, 8/1/27	$397	$413
Pool #G18475,
2.50%, 8/1/28	1,819	1,844
Pool #G18571,
2.50%, 10/1/30	385	390
Pool #G18601,
3.00%, 5/1/31	529	545
Pool #G18618,
2.00%, 11/1/31	202	201
Pool #G18626,
2.50%, 1/1/32	2,826	2,860
Pool #G18629,
2.00%, 1/1/32	69	68
Pool #G18664,
3.50%, 10/1/32	338	351
Pool #G18681,
3.00%, 3/1/33	1,305	1,342
Pool #G30327,
4.50%, 1/1/27	18	18
Pool #G30835,
3.50%, 12/1/35	283	297
Pool #G31020,
2.50%, 2/1/37	83	84
Pool #G31057,
3.00%, 2/1/38	397	407
Pool #G60145,
3.50%, 8/1/45	844	890
Pool #G60238,
3.50%, 10/1/45	1,204	1,270
Pool #G60361,
3.50%, 12/1/45	1,189	1,248
Pool #G60440,
3.50%, 3/1/46	2,032	2,151
Pool #G60696,
3.00%, 9/1/46	1,133	1,161
Pool #G60707,
3.00%, 9/1/46	1,113	1,143
Pool #G60723,
3.00%, 10/1/46	881	908
Pool #G60724,
3.00%, 10/1/46	898	922
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #G60948,
3.00%, 1/1/47	$3,226	$3,310
Pool #G61044,
3.50%, 3/1/47	3,879	4,069
Pool #G61578,
4.50%, 8/1/48	359	378
Pool #G61608,
4.50%, 9/1/48	1,101	1,180
Pool #G61645,
4.00%, 10/1/48	1,258	1,308
Pool #J00991,
4.00%, 1/1/21	4	4
Pool #J02541,
4.00%, 9/1/20	1	1
Pool #J03041,
6.00%, 7/1/21	4	4
Pool #J03736,
5.50%, 11/1/21	7	7
Pool #J05307,
4.50%, 8/1/22	4	4
Pool #J06175,
5.00%, 5/1/21	1	1
Pool #J06465,
6.00%, 11/1/22	2	2
Pool #J06476,
5.50%, 11/1/22	8	8
Pool #J08098,
5.50%, 6/1/23	6	6
Pool #J08202,
5.00%, 7/1/23	9	9
Pool #J08454,
5.00%, 8/1/23	12	12
Pool #J08913,
5.50%, 10/1/23	10	11
Pool #J09148,
5.00%, 12/1/23	30	31
Pool #J09305,
5.00%, 2/1/24	37	38
Pool #J09463,
5.00%, 3/1/24	29	30
Pool #J11136,
4.00%, 11/1/24	26	27

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #J12098,
4.50%, 4/1/25	$238	$250
Pool #J14808,
3.50%, 3/1/26	303	315
Pool #J16932,
3.00%, 10/1/26	239	247
Pool #J17055,
3.00%, 11/1/26	131	135
Pool #J17232,
3.00%, 11/1/26	206	213
Pool #J17932,
3.00%, 3/1/27	317	327
Pool #J20834,
2.50%, 10/1/27	451	457
Pool #J21601,
2.50%, 12/1/27	1,541	1,558
Pool #J22069,
2.50%, 1/1/28	110	111
Pool #J22986,
2.50%, 3/1/28	932	947
Pool #J23813,
2.00%, 5/1/28	804	801
Pool #J30435,
3.00%, 1/1/30	491	508
Pool #J31371,
2.50%, 4/1/30	705	715
Pool #J32223,
2.50%, 7/1/30	498	505
Pool #J32244,
3.00%, 7/1/30	1,724	1,779
Pool #J34252,
3.50%, 4/1/31	95	99
Pool #K90071,
3.00%, 2/1/33	755	772
Pool #K90641,
3.50%, 6/1/33	95	100
Pool #K90791,
3.00%, 7/1/33	334	344
Pool #K91490,
3.50%, 1/1/34	582	609
Pool #K92325,
3.00%, 1/1/35	416	427
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #Q02211,
4.50%, 7/1/41	$386	$420
Pool #Q02605,
4.50%, 8/1/41	985	1,071
Pool #Q03085,
4.00%, 9/1/41	188	201
Pool #Q04649,
3.50%, 11/1/41	240	253
Pool #Q08894,
3.50%, 6/1/42	644	686
Pool #Q09009,
4.00%, 6/1/42	1,268	1,360
Pool #Q10389,
3.50%, 8/1/42	1,065	1,142
Pool #Q10438,
3.50%, 8/1/42	999	1,055
Pool #Q14426,
3.00%, 1/1/43	3,219	3,314
Pool #Q14676,
3.00%, 1/1/43	724	746
Pool #Q15843,
3.00%, 2/1/43	325	335
Pool #Q18305,
3.50%, 5/1/43	1,745	1,839
Pool #Q18339,
3.00%, 5/1/43	341	352
Pool #Q19697,
3.00%, 6/1/43	815	840
Pool #Q19909,
3.00%, 7/1/43	620	638
Pool #Q20550,
3.00%, 8/1/43	1,056	1,088
Pool #Q21320,
3.50%, 8/1/43	378	398
Pool #Q24954,
4.00%, 2/1/44	641	686
Pool #Q27352,
3.50%, 7/1/44	2,294	2,418
Pool #Q27353,
4.00%, 7/1/44	1,711	1,833
Pool #Q29640,
4.00%, 11/1/44	623	668

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #Q37471,
4.00%, 11/1/45	$804	$854
Pool #Q37986,
3.50%, 12/1/45	619	653
Pool #Q40841,
3.00%, 6/1/46	1,015	1,041
Pool #Q43876,
3.00%, 10/1/46	949	972
Pool #Q44663,
3.00%, 11/1/46	1,396	1,431
Pool #Q45095,
3.50%, 12/1/46	2,657	2,762
Pool #Q48874,
3.50%, 6/1/47	323	341
Pool #Q50031,
3.50%, 8/1/47	1,178	1,236
Pool #Q50962,
3.50%, 9/1/47	1,483	1,541
Pool #Q51774,
3.50%, 10/1/47	2,669	2,778
Pool #Q52075,
4.00%, 11/1/47	3,578	3,770
Pool #Q52115,
3.50%, 11/1/47	620	644
Pool #Q52319,
3.50%, 11/1/47	1,302	1,356
Pool #Q52985,
3.50%, 12/1/47	516	537
Pool #Q53695,
3.50%, 1/1/48	1,368	1,422
Pool #Q54891,
4.00%, 3/1/48	917	961
Pool #Q56363,
4.50%, 5/1/48	822	867
Pool #Q57433,
4.00%, 7/1/48	784	817
Pool #Q58069,
4.00%, 8/1/48	576	600
Pool #Q58304,
4.00%, 9/1/48	1,274	1,326
Pool #Q58904,
4.50%, 10/1/48	754	795
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Freddie Mac Gold – 6.8%continued
Pool #V60268,
3.00%, 9/1/28	$822	$852
Pool #V60886,
2.50%, 8/1/30	228	232
Pool #V60902,
2.50%, 8/1/30	183	186
Pool #V61151,
2.50%, 5/1/31	649	658
Pool #V61347,
2.50%, 10/1/31	694	704
Pool #V80004,
3.00%, 4/1/43	419	433
Pool #V80058,
3.00%, 5/1/43	658	679
Pool #V82626,
4.00%, 9/1/46	2,175	2,317
Pool #V83616,
4.00%, 11/1/47	753	792
Pool #V84594,
4.00%, 9/1/48	1,953	2,036
Pool #V84903,
4.50%, 11/1/48	3,627	3,833
		192,891
Government National Mortgage Association I – 0.7%
Pool #510835,
5.50%, 2/15/35	26	29
Pool #553463,
3.50%, 1/15/42	604	636
Pool #597889,
5.50%, 6/15/33	139	149
Pool #614169,
5.00%, 7/15/33	40	44
Pool #616879,
3.50%, 2/15/42	421	443
Pool #617739,
6.00%, 10/15/37	10	11
Pool #634431,
6.00%, 9/15/34	17	19
Pool #641416,
5.50%, 4/15/35	143	157
Pool #646341,
6.00%, 11/15/36	28	31

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association I – 0.7%continued
Pool #648538,
5.00%, 12/15/35	$59	$63
Pool #651753,
5.50%, 3/15/36	9	10
Pool #670030,
3.00%, 7/15/45	531	547
Pool #675211,
6.50%, 3/15/38	6	7
Pool #675484,
5.50%, 6/15/38	57	64
Pool #676360,
6.50%, 10/15/37	5	6
Pool #682899,
6.00%, 9/15/40	175	195
Pool #687824,
5.50%, 8/15/38	98	109
Pool #687900,
5.00%, 9/15/38	113	124
Pool #687901,
5.00%, 9/15/38	71	79
Pool #692309,
6.00%, 1/15/39	60	67
Pool #697645,
5.50%, 10/15/38	35	39
Pool #698236,
5.00%, 6/15/39	262	291
Pool #698336,
4.50%, 5/15/39	302	329
Pool #699277,
6.00%, 9/15/38	8	9
Pool #700918,
5.50%, 11/15/38	104	117
Pool #700972,
5.50%, 11/15/38	21	24
Pool #701196,
6.00%, 10/15/38	5	6
Pool #703677,
5.50%, 6/15/39	104	113
Pool #704185,
5.50%, 1/15/39	31	34
Pool #704514,
4.50%, 5/15/39	471	513
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association I – 0.7%continued
Pool #704624,
4.50%, 7/15/39	$1,438	$1,574
Pool #717175,
4.50%, 6/15/39	279	305
Pool #719262,
5.00%, 8/15/40	138	154
Pool #720065,
4.50%, 6/15/39	933	1,021
Pool #720202,
4.50%, 7/15/39	219	237
Pool #723231,
4.00%, 10/15/39	219	233
Pool #723339,
5.00%, 9/15/39	126	141
Pool #726085,
4.00%, 11/15/24	68	70
Pool #728629,
4.50%, 1/15/40	388	422
Pool #733663,
4.50%, 5/15/40	1,064	1,158
Pool #736768,
3.00%, 11/15/42	947	978
Pool #737286,
4.50%, 5/15/40	369	403
Pool #737416,
3.50%, 9/15/25	63	65
Pool #738134,
3.50%, 4/15/26	130	135
Pool #738247,
4.50%, 4/15/41	165	179
Pool #745215,
4.00%, 7/15/25	60	62
Pool #747643,
4.50%, 8/15/40	503	542
Pool #760874,
3.50%, 2/15/26	116	121
Pool #768800,
4.50%, 6/15/41	65	69
Pool #773939,
4.00%, 11/15/41	456	495
Pool #778957,
3.50%, 3/15/42	542	579

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association I – 0.7%continued
Pool #782131,
5.50%, 12/15/36	$42	$47
Pool #782150,
5.50%, 4/15/37	50	56
Pool #782259,
5.00%, 2/15/36	98	108
Pool #782272,
5.50%, 2/15/38	88	99
Pool #782498,
6.00%, 12/15/38	45	51
Pool #782565,
5.00%, 2/15/39	1,012	1,127
Pool #782584,
5.00%, 3/15/39	57	63
Pool #782675,
4.50%, 6/15/24	57	59
Pool #782696,
5.00%, 6/15/39	238	265
Pool #782831,
6.00%, 12/15/39	31	35
Pool #783176,
4.00%, 11/15/40	580	618
Pool #783467,
4.00%, 10/15/41	1,735	1,847
Pool #783740,
2.50%, 12/15/27	196	199
Pool #AA5391,
3.50%, 6/15/42	37	39
Pool #AA6089,
3.00%, 2/15/43	362	375
Pool #AB2761,
3.50%, 8/15/42	139	146
Pool #AB2891,
3.00%, 9/15/42	201	207
Pool #AD8781,
3.00%, 3/15/43	327	338
Pool #AD9016,
3.00%, 4/15/43	373	385
Pool #AL1763,
3.50%, 1/15/45	208	219
		19,491
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association II – 6.8%
Pool #3570,
6.00%, 6/20/34	$42	$48
Pool #3665,
5.50%, 1/20/35	118	132
Pool #3852,
6.00%, 5/20/36	19	22
Pool #3879,
6.00%, 7/20/36	56	64
Pool #3910,
6.00%, 10/20/36	28	33
Pool #3994,
5.00%, 6/20/37	19	21
Pool #4018,
6.50%, 8/20/37	70	80
Pool #4026,
5.00%, 9/20/37	26	29
Pool #4027,
5.50%, 9/20/37	15	16
Pool #4040,
6.50%, 10/20/37	15	17
Pool #4098,
5.50%, 3/20/38	86	95
Pool #4116,
6.50%, 4/20/38	33	38
Pool #4170,
6.00%, 6/20/38	68	77
Pool #4194,
5.50%, 7/20/38	158	176
Pool #4243,
5.00%, 9/20/38	40	44
Pool #4244,
5.50%, 9/20/38	45	51
Pool #4245,
6.00%, 9/20/38	24	28
Pool #4269,
6.50%, 10/20/38	34	38
Pool #4290,
5.50%, 11/20/38	29	33
Pool #4344,
6.00%, 1/20/39	53	61
Pool #4345,
6.50%, 1/20/39	36	40

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association II – 6.8%continued
Pool #4425,
5.50%, 4/20/39	$100	$113
Pool #4559,
5.00%, 10/20/39	211	233
Pool #4561,
6.00%, 10/20/39	125	143
Pool #4617,
4.50%, 1/20/40	66	71
Pool #4619,
5.50%, 1/20/40	205	228
Pool #4713,
4.50%, 6/20/40	190	205
Pool #4747,
5.00%, 7/20/40	165	183
Pool #4881,
3.50%, 12/20/40	712	752
Pool #4882,
4.00%, 12/20/40	1,646	1,745
Pool #4923,
4.50%, 1/20/41	157	170
Pool #5050,
4.00%, 5/20/26	111	116
Pool #5081,
4.00%, 6/20/41	260	276
Pool #5082,
4.50%, 6/20/41	266	288
Pool #5083,
5.00%, 6/20/41	1,054	1,162
Pool #5114,
4.00%, 7/20/41	1,033	1,096
Pool #5141,
5.00%, 8/20/41	139	153
Pool #5175,
4.50%, 9/20/41	146	158
Pool #5176,
5.00%, 9/20/41	684	754
Pool #5202,
3.50%, 10/20/41	400	423
Pool #5203,
4.00%, 10/20/41	254	270
Pool #5232,
3.50%, 11/20/41	787	829
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association II – 6.8%continued
Pool #5264,
5.50%, 12/20/41	$17	$18
Pool #5280,
4.00%, 1/20/42	283	301
Pool #5304,
3.50%, 2/20/42	294	311
Pool #5317,
5.50%, 2/20/42	122	135
Pool #5326,
3.00%, 3/20/27	320	330
Pool #5331,
3.50%, 3/20/42	471	497
Pool #626951,
3.00%, 6/20/45	665	685
Pool #737602,
4.00%, 11/20/40	321	344
Pool #752757,
4.50%, 11/20/40	378	409
Pool #755677,
4.00%, 12/20/40	239	253
Pool #766711,
4.00%, 5/20/42	1,111	1,175
Pool #782433,
6.00%, 10/20/38	96	110
Pool #783976,
3.50%, 4/20/43	3,393	3,584
Pool #784345,
3.50%, 7/20/47	851	889
Pool #AA5970,
3.00%, 1/20/43	1,093	1,128
Pool #AA6054,
3.00%, 2/20/43	1,613	1,666
Pool #AA6149,
3.00%, 3/20/43	1,080	1,113
Pool #AA6160,
3.50%, 3/20/43	399	420
Pool #AA6243,
3.50%, 4/20/43	154	162
Pool #AB9443,
3.50%, 11/20/42	593	623
Pool #AD1755,
3.50%, 2/20/43	693	727

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association II – 6.8%continued
Pool #AD8825,
3.50%, 3/20/43	$397	$415
Pool #AF5097,
4.00%, 8/20/43	1,106	1,167
Pool #AJ0645,
3.50%, 7/20/44	350	366
Pool #AJ0789,
3.50%, 8/20/45	2,899	3,031
Pool #AJ3643,
4.00%, 10/20/44	790	835
Pool #AK6867,
3.50%, 1/20/45	2,033	2,125
Pool #AO7525,
3.50%, 8/20/45	1,870	1,955
Pool #AO7682,
4.00%, 8/20/45	783	824
Pool #BB6965,
3.50%, 7/20/47	449	469
Pool #BE9902,
4.50%, 6/20/48	983	1,037
Pool #MA0006,
2.50%, 4/20/27	125	126
Pool #MA0022,
3.50%, 4/20/42	475	502
Pool #MA0088,
3.50%, 5/20/42	1,059	1,119
Pool #MA0220,
3.50%, 7/20/42	552	583
Pool #MA0318,
3.50%, 8/20/42	1,028	1,086
Pool #MA0321,
5.00%, 8/20/42	240	265
Pool #MA0391,
3.00%, 9/20/42	2,211	2,291
Pool #MA0392,
3.50%, 9/20/42	447	471
Pool #MA0698,
3.00%, 1/20/43	527	547
Pool #MA0826,
3.00%, 3/20/28	145	149
Pool #MA0850,
2.50%, 3/20/43	193	195
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association II – 6.8%continued
Pool #MA0851,
3.00%, 3/20/43	$772	$800
Pool #MA0852,
3.50%, 3/20/43	900	946
Pool #MA0933,
3.00%, 4/20/43	944	978
Pool #MA0934,
3.50%, 4/20/43	303	320
Pool #MA1011,
3.00%, 5/20/43	901	934
Pool #MA1012,
3.50%, 5/20/43	806	848
Pool #MA1064,
2.50%, 6/20/28	471	478
Pool #MA1089,
3.00%, 6/20/43	965	999
Pool #MA1224,
3.50%, 8/20/43	700	738
Pool #MA1285,
3.50%, 9/20/43	407	428
Pool #MA1839,
4.00%, 4/20/44	229	243
Pool #MA1920,
4.00%, 5/20/44	245	260
Pool #MA2224,
4.00%, 9/20/44	1,313	1,392
Pool #MA2444,
3.00%, 12/20/44	198	205
Pool #MA2521,
3.50%, 1/20/45	780	813
Pool #MA2522,
4.00%, 1/20/45	276	293
Pool #MA2677,
3.00%, 3/20/45	435	449
Pool #MA2753,
3.00%, 4/20/45	1,136	1,173
Pool #MA2754,
3.50%, 4/20/45	447	465
Pool #MA2891,
3.00%, 6/20/45	1,241	1,284
Pool #MA2892,
3.50%, 6/20/45	404	421

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association II – 6.8%continued
Pool #MA2935,
3.00%, 7/20/30	$635	$654
Pool #MA2960,
3.00%, 7/20/45	966	997
Pool #MA3034,
3.50%, 8/20/45	1,163	1,213
Pool #MA3104,
3.00%, 9/20/45	1,294	1,337
Pool #MA3106,
4.00%, 9/20/45	1,023	1,076
Pool #MA3172,
3.00%, 10/20/45	253	261
Pool #MA3173,
3.50%, 10/20/45	4,935	5,163
Pool #MA3174,
4.00%, 10/20/45	554	581
Pool #MA3244,
3.50%, 11/20/45	895	933
Pool #MA3245,
4.00%, 11/20/45	2,004	2,112
Pool #MA3310,
3.50%, 12/20/45	1,914	1,999
Pool #MA3378,
4.50%, 1/20/46	1,074	1,146
Pool #MA3521,
3.50%, 3/20/46	1,746	1,820
Pool #MA3522,
4.00%, 3/20/46	464	491
Pool #MA3596,
3.00%, 4/20/46	1,092	1,128
Pool #MA3597,
3.50%, 4/20/46	1,762	1,835
Pool #MA3662,
3.00%, 5/20/46	1,757	1,813
Pool #MA3663,
3.50%, 5/20/46	1,074	1,119
Pool #MA3664,
4.00%, 5/20/46	452	473
Pool #MA3735,
3.00%, 6/20/46	2,118	2,186
Pool #MA3736,
3.50%, 6/20/46	1,418	1,475
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association II – 6.8%continued
Pool #MA3777,
2.50%, 7/20/31	$163	$165
Pool #MA3778,
3.00%, 7/20/31	204	210
Pool #MA3802,
3.00%, 7/20/46	2,487	2,568
Pool #MA3803,
3.50%, 7/20/46	2,111	2,193
Pool #MA3873,
3.00%, 8/20/46	956	987
Pool #MA3874,
3.50%, 8/20/46	967	1,005
Pool #MA3912,
2.50%, 9/20/31	229	233
Pool #MA3936,
3.00%, 9/20/46	2,170	2,242
Pool #MA3937,
3.50%, 9/20/46	2,917	3,034
Pool #MA4002,
2.50%, 10/20/46	141	142
Pool #MA4003,
3.00%, 10/20/46	1,431	1,477
Pool #MA4067,
2.50%, 11/20/46	1,082	1,090
Pool #MA4068,
3.00%, 11/20/46	6,790	7,009
Pool #MA4101,
2.50%, 12/20/31	122	123
Pool #MA4125,
2.50%, 12/20/46	73	74
Pool #MA4196,
3.50%, 1/20/47	1,473	1,527
Pool #MA4322,
4.00%, 3/20/47	686	717
Pool #MA4382,
3.50%, 4/20/47	532	553
Pool #MA4509,
3.00%, 6/20/47	2,331	2,404
Pool #MA4512,
4.50%, 6/20/47	945	1,006
Pool #MA4624,
3.00%, 8/20/32	194	199

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association II – 6.8%continued
Pool #MA4652,
3.50%, 8/20/47	$2,278	$2,367
Pool #MA4718,
3.00%, 9/20/47	5,514	5,685
Pool #MA4719,
3.50%, 9/20/47	3,746	3,891
Pool #MA4778,
3.50%, 10/20/47	2,331	2,410
Pool #MA4838,
4.00%, 11/20/47	330	344
Pool #MA4900,
3.50%, 12/20/47	2,327	2,417
Pool #MA4901,
4.00%, 12/20/47	4,624	4,828
Pool #MA4962,
3.50%, 1/20/48	2,267	2,351
Pool #MA4963,
4.00%, 1/20/48	865	899
Pool #MA5019,
3.50%, 2/20/48	3,234	3,359
Pool #MA5077,
3.50%, 3/20/48	2,585	2,675
Pool #MA5137,
4.00%, 4/20/48	461	479
Pool #MA5191,
3.50%, 5/20/48	1,495	1,541
Pool #MA5264,
4.00%, 6/20/48	1,069	1,110
Pool #MA5265,
4.50%, 6/20/48	1,197	1,261
Pool #MA5266,
5.00%, 6/20/48	1,356	1,441
Pool #MA5330,
4.00%, 7/20/48	1,405	1,459
Pool #MA5331,
4.50%, 7/20/48	2,385	2,511
Pool #MA5398,
4.00%, 8/20/48	964	1,004
Pool #MA5399,
4.50%, 8/20/48	1,101	1,158
Pool #MA5466,
4.00%, 9/20/48	2,331	2,429
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (11)continued
Government National Mortgage Association II – 6.8%continued
Pool #MA5467,
4.50%, 9/20/48	$1,347	$1,417
Pool #MA5528,
4.00%, 10/20/48	1,373	1,430
Pool #MA5529,
4.50%, 10/20/48	250	263
Pool #MA5564,
3.50%, 11/20/33	595	617
Pool #MA5595,
4.00%, 11/20/48	482	500
Pool #MA5653,
5.00%, 12/20/48	2,093	2,209
Pool #MA5818,
4.50%, 3/20/49	1,657	1,731
Pool #MA5931,
4.00%, 5/20/49	3,842	3,983
Pool #MA5985,
3.50%, 6/20/49	3,226	3,327
Pool #MA6217,
2.50%, 10/20/49	796	800
Pool #MA6337,
12/20/49(14)	600	602
Pool #MA6338,
3.00%, 12/20/49	7,200	7,400
Pool #MA6409,
1/20/50(14)	2,000	2,055
Pool TBA,
1/1/50(14)	3,000	3,092
		193,231
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	1,650	2,274
Uniform Mortgage Backed Securities – 0.7%
Pool TBA,
1/1/50(14)	21,000	21,356
Total U.S. Government Agencies
(Cost $811,882)		827,782

U.S. GOVERNMENT OBLIGATIONS – 38.7%
U.S. Treasury Bonds – 8.2%
6.25%, 8/15/23	1,550	1,801
7.63%, 2/15/25	165	213
6.00%, 2/15/26	5,750	7,160
6.13%, 11/15/27	5,000	6,572

NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 38.7% continued
U.S. Treasury Bonds – 8.2%continued
6.25%, 5/15/30	$6,000	$8,443
5.38%, 2/15/31	5,000	6,715
4.50%, 2/15/36	475	631
4.38%, 2/15/38	1,000	1,332
4.50%, 5/15/38	1,700	2,300
3.50%, 2/15/39	2,500	3,001
4.25%, 5/15/39	2,000	2,636
4.50%, 8/15/39	2,000	2,719
4.38%, 11/15/39	2,000	2,681
4.63%, 2/15/40	3,000	4,154
4.38%, 5/15/40	1,000	1,345
3.75%, 8/15/41	4,000	4,975
3.13%, 2/15/42	2,000	2,273
2.75%, 8/15/42	2,500	2,676
2.75%, 11/15/42	4,000	4,278
3.63%, 2/15/44	5,000	6,157
3.38%, 5/15/44	6,000	7,116
3.13%, 8/15/44	5,500	6,270
3.00%, 11/15/44	7,000	7,820
2.50%, 2/15/45	6,000	6,136
3.00%, 5/15/45	6,000	6,714
3.00%, 11/15/45	15,000	16,820
2.50%, 5/15/46	8,000	8,188
2.25%, 8/15/46	5,000	4,871
2.88%, 11/15/46	5,000	5,498
3.00%, 5/15/47	8,000	9,010
2.75%, 8/15/47	7,000	7,526
2.75%, 11/15/47	8,000	8,601
3.00%, 2/15/48	8,000	9,016
3.13%, 5/15/48	5,000	5,772
3.00%, 8/15/48	16,000	18,066
3.00%, 2/15/49	15,000	16,966
2.88%, 5/15/49	13,500	14,920
2.25%, 8/15/49	3,000	2,918
		234,290
U.S. Treasury Notes – 30.5%
1.38%, 1/31/21	10,000	9,972
3.63%, 2/15/21	12,000	12,262
1.13%, 2/28/21	14,000	13,918
2.50%, 2/28/21	50,000	50,488
2.38%, 3/15/21	20,000	20,174
2.38%, 4/15/21	5,000	5,048
1.38%, 5/31/21	12,000	11,963
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 38.7% continued
U.S. Treasury Notes – 30.5%continued
1.13%, 6/30/21	$10,000	$9,930
1.63%, 6/30/21	3,000	3,001
2.13%, 6/30/21	1,740	1,754
2.13%, 8/15/21	36,000	36,301
2.88%, 10/15/21	20,000	20,448
1.50%, 10/31/21	2,000	1,997
2.00%, 11/15/21	20,000	20,158
1.63%, 12/31/21	10,000	10,012
1.88%, 1/31/22	1,500	1,509
2.50%, 2/15/22	15,000	15,285
1.88%, 3/31/22	10,000	10,064
1.75%, 6/30/22	100,000	100,414
1.63%, 8/15/22	5,000	5,005
1.75%, 9/30/22	10,000	10,040
1.88%, 10/31/22	10,000	10,075
2.00%, 11/30/22	10,000	10,113
2.13%, 12/31/22	5,000	5,076
1.50%, 2/28/23	5,000	4,983
2.63%, 2/28/23	20,000	20,619
1.63%, 4/30/23	10,000	9,999
2.75%, 4/30/23	15,000	15,543
1.63%, 5/31/23	1,000	1,000
2.75%, 5/31/23	23,000	23,848
2.63%, 6/30/23	5,000	5,169
2.75%, 8/31/23	25,000	25,978
2.88%, 10/31/23	10,000	10,452
2.75%, 11/15/23	5,000	5,204
2.63%, 12/31/23	5,000	5,187
2.38%, 2/29/24	20,000	20,570
2.50%, 5/15/24	20,000	20,695
2.00%, 5/31/24	5,000	5,069
2.00%, 6/30/24	25,000	25,347
2.38%, 8/15/24	9,000	9,276
1.50%, 9/30/24	5,000	4,958
1.50%, 10/31/24	7,000	6,942
2.25%, 11/15/24	10,000	10,262
1.50%, 11/30/24	15,000	14,879
2.75%, 2/28/25	15,000	15,776
2.88%, 4/30/25	2,500	2,647
2.75%, 6/30/25	5,000	5,267
3.00%, 9/30/25	20,000	21,364
2.25%, 11/15/25	4,525	4,648
2.63%, 12/31/25	10,000	10,488

FIXED INCOME INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 38.7% continued
U.S. Treasury Notes – 30.5%continued
1.63%, 2/15/26	$21,660	$21,470
1.63%, 5/15/26	10,000	9,899
1.50%, 8/15/26	10,000	9,807
1.63%, 9/30/26	10,000	9,881
2.00%, 11/15/26	10,000	10,116
2.25%, 2/15/27	10,000	10,281
2.25%, 8/15/27	15,000	15,428
2.25%, 11/15/27	15,000	15,427
2.75%, 2/15/28	5,000	5,331
2.88%, 5/15/28	5,000	5,385
2.88%, 8/15/28	15,000	16,178
3.13%, 11/15/28	10,000	11,003
2.63%, 2/15/29	10,000	10,605
2.38%, 5/15/29	15,000	15,602
1.75%, 11/15/29	6,000	5,914
		873,504
Total U.S. Government Obligations
(Cost $1,070,042)		1,107,794

MUNICIPAL BONDS – 0.7%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	137
California – 0.2%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	244
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	242
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	141
7.30%, 10/1/39	920	1,405
7.63%, 3/1/40	405	649
7.60%, 11/1/40	400	660
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
California – 0.2%continued
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	$585	$938
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	412
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	246
Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds,
6.58%, 5/15/39	250	332
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	400
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	429
Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	102
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	142
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	114
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	201
		6,657
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	386

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	$30	$37
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	100	137
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	69	93
7.06%, 4/1/57	298	403
		633
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	405
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	183
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	760
		1,348
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	290
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	132
		422
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	124
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	$200	$315
New Jersey – 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	264
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds,
6.10%, 12/15/28	300	312
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	196
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	189
		961
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	117
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.69%, 11/15/40	100	141
6.81%, 11/15/40	60	85
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	280
5.72%, 6/15/42	250	353
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	373

FIXED INCOME INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
New York – 0.1%continued
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	$100	$129
5.85%, 6/1/40	85	115
New York State Dorm Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	92
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	316
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	121
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	235
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	467
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	267
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	324
		3,415
Ohio – 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	278
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	514
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
Ohio – 0.1%continued
Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds,
6.04%, 11/15/40	$145	$150
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	242
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(5)	200	254
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	105
		1,543
Oregon – 0.0%
Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds,
5.83%, 11/15/34	200	266
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	231
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	143
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	238
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	210

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
Texas – 0.1%continued
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	$265	$320
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	196
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	275
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	270
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	361
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	124
		1,994
Utah – 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	100
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	105
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	136
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	128
		369
Total Municipal Bonds
(Cost $14,524)		19,081

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(15) (16)	50,000	$—
Total Other
(Cost $39)		—

INVESTMENT COMPANIES – 1.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(17) (18)	50,178,683	50,179
Total Investment Companies
(Cost $50,179)		50,179

Total Investments – 100.7%
(Cost $2,764,191)		2,879,868
Liabilities less Other Assets – (0.7%)		(21,361)
NET ASSETS – 100.0%		$2,858,507

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	Century bond maturing in 2111.
(6)	Century bond maturing in 2114.
(7)	Century bond maturing in 2116.
(8)	Century bond maturing in 2112.
(9)	Century bond maturing in 2118.
(10)	Zero coupon bond.
(11)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(12)	Principal Amount and Value rounds to less than one thousand.
(13)	Principal amount is less than one thousand.
(14)	When-Issued Security. Coupon rate is not in effect at December 31, 2019.
(15)	Issuer has defaulted on terms of debt obligation.
(16)	Level 3 asset that is worthless, bankrupt or has been delisted.
(17)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(18)	7-day current yield as of December 31, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

FIXED INCOME INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

PSF - Permanent School Fund

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	45.7%
U.S. Agency	20.3
AAA	4.9
AA	3.1
A	11.3
BBB	13.0
Cash Equivalents	1.7
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$51,172	$—	$51,172
Corporate Bonds(1)	—	620,970	—	620,970
Foreign Issuer Bonds(1)	—	202,890	—	202,890
U.S. Government Agencies(1)	—	827,782	—	827,782
U.S. Government Obligations(1)	—	1,107,794	—	1,107,794
Municipal Bonds(1)	—	19,081	—	19,081
Investment Companies	50,179	—	—	50,179
Total Investments	$50,179	$2,829,689	$—	$2,879,868

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$88,979	$392,552	$431,352	$967	$50,179	50,178,683
NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME INDEX FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Bonds – 19.3%
6.00%, 2/15/26	$10	$12
6.50%, 11/15/26	75	98
6.38%, 8/15/27	65	86
6.13%, 11/15/27	75	99
5.50%, 8/15/28	50	64
5.25%, 11/15/28	100	127
6.13%, 8/15/29	50	69
6.25%, 5/15/30	75	105
5.38%, 2/15/31	100	134
4.50%, 2/15/36	140	186
4.75%, 2/15/37	25	34
5.00%, 5/15/37	100	142
4.38%, 2/15/38	50	67
4.50%, 5/15/38	95	129
3.50%, 2/15/39	100	120
4.25%, 5/15/39	100	132
4.50%, 8/15/39	100	136
4.38%, 11/15/39	100	134
4.63%, 2/15/40	185	256
4.38%, 5/15/40	190	255
3.88%, 8/15/40	100	126
4.25%, 11/15/40	175	232
4.75%, 2/15/41	145	205
4.38%, 5/15/41	140	189
3.75%, 8/15/41	150	187
3.13%, 11/15/41	95	108
3.13%, 2/15/42	200	227
3.00%, 5/15/42	155	173
2.75%, 8/15/42	230	246
2.75%, 11/15/42	315	337
3.13%, 2/15/43	205	233
2.88%, 5/15/43	425	464
3.63%, 8/15/43	350	430
3.75%, 11/15/43	280	351
3.63%, 2/15/44	400	493
3.38%, 5/15/44	300	356
3.13%, 8/15/44	425	484
3.00%, 11/15/44	305	341
2.50%, 2/15/45	450	460
3.00%, 5/15/45	300	336
2.88%, 8/15/45	425	466
3.00%, 11/15/45	280	314
2.50%, 2/15/46	400	409
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2% continued
U.S. Treasury Bonds – 19.3%continued
2.50%, 5/15/46	$250	$256
2.25%, 8/15/46	375	365
2.88%, 11/15/46	400	440
3.00%, 2/15/47	400	450
3.00%, 5/15/47	250	282
2.75%, 8/15/47	400	430
2.75%, 11/15/47	250	269
3.00%, 2/15/48	390	440
3.13%, 5/15/48	425	491
3.00%, 8/15/48	475	536
3.38%, 11/15/48	500	605
3.00%, 2/15/49	400	452
2.88%, 5/15/49	450	497
2.25%, 8/15/49	450	438
2.38%, 11/15/49	325	325
		15,828
U.S. Treasury Notes – 79.9%
2.00%, 1/15/21	50	50
1.38%, 1/31/21	325	324
2.13%, 1/31/21	175	176
2.50%, 1/31/21	350	353
2.25%, 2/15/21	275	277
3.63%, 2/15/21	300	307
1.13%, 2/28/21	250	248
2.00%, 2/28/21	240	241
2.50%, 2/28/21	400	404
2.38%, 3/15/21	300	303
1.25%, 3/31/21	400	398
2.25%, 3/31/21	650	655
2.38%, 4/15/21	250	252
1.38%, 4/30/21	300	299
2.25%, 4/30/21	475	479
2.63%, 5/15/21	350	355
3.13%, 5/15/21	275	281
1.38%, 5/31/21	400	399
2.00%, 5/31/21	250	251
2.13%, 5/31/21	250	252
2.63%, 6/15/21	300	304
1.13%, 6/30/21	350	347
1.63%, 6/30/21	250	250
2.13%, 6/30/21	350	353
2.63%, 7/15/21	300	305
1.13%, 7/31/21	300	298

FIXED INCOME INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2% continued
U.S. Treasury Notes – 79.9%continued
1.75%, 7/31/21	$300	$301
2.25%, 7/31/21	325	328
2.13%, 8/15/21	400	403
2.75%, 8/15/21	350	356
1.13%, 8/31/21	300	298
1.50%, 8/31/21	350	349
2.00%, 8/31/21	250	252
2.75%, 9/15/21	350	357
1.13%, 9/30/21	350	347
1.50%, 9/30/21	400	399
2.13%, 9/30/21	250	252
2.88%, 10/15/21	350	358
1.25%, 10/31/21	350	348
1.50%, 10/31/21	250	250
2.00%, 10/31/21	250	252
2.00%, 11/15/21	375	378
2.88%, 11/15/21	250	256
1.50%, 11/30/21	400	399
1.75%, 11/30/21	400	401
1.88%, 11/30/21	250	251
2.63%, 12/15/21	350	357
1.63%, 12/31/21	350	350
2.00%, 12/31/21	300	302
2.13%, 12/31/21	225	227
2.50%, 1/15/22	250	254
1.50%, 1/31/22	250	250
1.88%, 1/31/22	300	302
2.00%, 2/15/22	325	328
2.50%, 2/15/22	425	433
1.75%, 2/28/22	250	251
1.88%, 2/28/22	150	151
2.38%, 3/15/22	300	305
1.75%, 3/31/22	260	261
1.88%, 3/31/22	300	302
2.25%, 4/15/22	380	386
1.75%, 4/30/22	300	301
1.88%, 4/30/22	250	252
1.75%, 5/15/22	275	276
2.13%, 5/15/22	250	253
1.75%, 5/31/22	400	402
1.88%, 5/31/22	300	302
1.75%, 6/15/22	400	402
1.75%, 6/30/22	400	402
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2% continued
U.S. Treasury Notes – 79.9%continued
2.13%, 6/30/22	$200	$203
1.75%, 7/15/22	250	251
1.88%, 7/31/22	400	403
2.00%, 7/31/22	200	202
1.50%, 8/15/22	200	200
1.63%, 8/15/22	250	250
1.63%, 8/31/22	350	350
1.88%, 8/31/22	275	277
1.50%, 9/15/22	200	200
1.75%, 9/30/22	295	296
1.88%, 9/30/22	300	302
1.38%, 10/15/22	350	348
1.88%, 10/31/22	375	378
2.00%, 10/31/22	300	303
1.63%, 11/15/22	605	605
2.00%, 11/30/22	450	455
1.63%, 12/15/22	450	450
2.13%, 12/31/22	675	685
1.75%, 1/31/23	275	276
2.38%, 1/31/23	250	256
2.00%, 2/15/23	475	481
1.50%, 2/28/23	250	249
2.63%, 2/28/23	350	361
1.50%, 3/31/23	200	199
2.50%, 3/31/23	350	360
1.63%, 4/30/23	175	175
2.75%, 4/30/23	350	363
1.75%, 5/15/23	525	527
1.63%, 5/31/23	200	200
2.75%, 5/31/23	350	363
1.38%, 6/30/23	100	99
2.63%, 6/30/23	375	388
1.25%, 7/31/23	150	148
2.75%, 7/31/23	375	389
2.50%, 8/15/23	300	309
1.38%, 8/31/23	250	248
2.75%, 8/31/23	350	364
1.38%, 9/30/23	250	247
2.88%, 9/30/23	380	397
1.63%, 10/31/23	300	300
2.88%, 10/31/23	350	366
2.75%, 11/15/23	350	364
2.13%, 11/30/23	300	305

NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME INDEX FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2% continued
U.S. Treasury Notes – 79.9%continued
2.88%, 11/30/23	$400	$418
2.25%, 12/31/23	250	256
2.63%, 12/31/23	400	415
2.25%, 1/31/24	300	307
2.50%, 1/31/24	250	258
2.75%, 2/15/24	550	574
2.13%, 2/29/24	300	306
2.38%, 2/29/24	300	309
2.13%, 3/31/24	700	713
2.00%, 4/30/24	250	253
2.25%, 4/30/24	300	307
2.50%, 5/15/24	575	595
2.00%, 5/31/24	550	558
1.75%, 6/30/24	425	426
2.00%, 6/30/24	300	304
1.75%, 7/31/24	250	251
2.13%, 7/31/24	250	255
2.38%, 8/15/24	625	644
1.25%, 8/31/24	400	392
1.88%, 8/31/24	250	252
1.50%, 9/30/24	400	397
2.13%, 9/30/24	300	306
1.50%, 10/31/24	200	198
2.25%, 10/31/24	300	308
2.25%, 11/15/24	550	564
1.50%, 11/30/24	300	298
2.13%, 11/30/24	300	306
1.75%, 12/31/24	400	401
2.25%, 12/31/24	250	257
2.50%, 1/31/25	300	312
2.00%, 2/15/25	625	634
2.75%, 2/28/25	215	226
2.63%, 3/31/25	300	314
2.88%, 4/30/25	300	318
2.13%, 5/15/25	550	561
2.88%, 5/31/25	325	344
2.75%, 6/30/25	350	369
2.88%, 7/31/25	325	345
2.00%, 8/15/25	550	558
2.75%, 8/31/25	300	316
3.00%, 9/30/25	300	320
3.00%, 10/31/25	200	214
2.25%, 11/15/25	645	663
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2% continued
U.S. Treasury Notes – 79.9%continued
2.88%, 11/30/25	$300	$319
2.63%, 12/31/25	300	315
2.63%, 1/31/26	150	157
1.63%, 2/15/26	450	446
2.50%, 2/28/26	350	365
2.25%, 3/31/26	350	360
2.38%, 4/30/26	225	233
1.63%, 5/15/26	650	643
2.13%, 5/31/26	175	178
1.88%, 6/30/26	325	327
1.88%, 7/31/26	300	301
1.50%, 8/15/26	520	510
1.38%, 8/31/26	350	340
1.63%, 9/30/26	250	247
1.63%, 10/31/26	300	296
2.00%, 11/15/26	500	506
1.63%, 11/30/26	350	346
1.75%, 12/31/26	400	398
2.25%, 2/15/27	510	524
2.38%, 5/15/27	500	519
2.25%, 8/15/27	500	514
2.25%, 11/15/27	550	566
2.75%, 2/15/28	650	693
2.88%, 5/15/28	625	673
2.88%, 8/15/28	690	744
3.13%, 11/15/28	675	743
2.63%, 2/15/29	700	742
2.38%, 5/15/29	500	520
1.63%, 8/15/29	700	682
1.75%, 11/15/29	525	517
		65,683
Total U.S. Government Obligations
(Cost $78,778)		81,511

FIXED INCOME INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(1) (2)	1,726,042	$1,726
Total Investment Companies
(Cost $1,726)		1,726

Total Investments – 101.3%
(Cost $80,504)		83,237
Liabilities less Other Assets – (1.3%)		(1,068)
NET ASSETS – 100.0%		$82,169

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2019 is disclosed.
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	97.9%
Cash Equivalents	2.1
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$81,511	$—	$81,511
Investment Companies	1,726	—	—	1,726
Total Investments	$1,726	$81,511	$—	$83,237

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$237	$22,771	$21,282	$9	$1,726	1,726,042
NORTHERN FUNDS QUARTERLY REPORT     79    FIXED INCOME INDEX FUNDS